                                                    [VARIABLE ACCOUNT D GRAPHIC]

WEALTH BUILDING OPPORTUNITY

OHIO NATIONAL
VARIABLE ACCOUNT D



                                               ANNUAL REPORT
                                               ---------------------------------
                                               DECEMBER 31, 2003


                                               Ohio National Variable Account D



[GRAPHIC]  OHIO NATIONAL
           FINANCIAL SERVICES

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2003 Ohio National Variable Account D Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account D for 2003 and the prior periods presented. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. and/or The Dow Target Variable Fund LLC, or any other fund to which you allocated your contract values.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

/s/ JOHN PALMER
Vice Chairman
February 20, 2004

                               ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account D.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners' equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Expenses included are the risk and administrative expenses, which are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as fund shares are sold, and the change in unrealized gain or loss.

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT          ACCUMULATION
                                                                FAIR VALUE           PERIOD (NOTE 2)
                                                              --------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
117,251 Shares (Cost $2,889,428)............................   $ 2,905,483             $ 2,905,483
Money Market Subaccount
132,463 Shares (Cost $1,324,634)............................     1,324,634               1,324,634
Bond Subaccount
57,211 Shares (Cost $591,988)...............................       612,160                 612,160
Omni Subaccount
105,242 Shares (Cost $1,751,560)............................     1,299,744               1,299,744
International Subaccount
162,727 Shares (Cost $1,879,106)............................     1,417,353               1,417,353
Capital Appreciation Subaccount
114,692 Shares (Cost $1,476,723)............................     1,668,763               1,668,763
Discovery Subaccount
131,898 Shares (Cost $2,704,552)............................     2,207,973               2,207,973
International Small Company Subaccount
31,063 Shares (Cost $366,030)...............................       381,141                 381,141
Aggressive Growth Subaccount
93,232 Shares (Cost $624,081)...............................       509,981                 509,981
Small Cap Growth Subaccount
43,417 Shares (Cost $338,780)...............................       318,683                 318,683
Mid Cap Opportunity Subaccount
132,293 Shares (Cost $1,806,004)............................     1,844,166               1,844,166
S&P 500 Index Subaccount
295,775 Shares (Cost $3,681,462)............................     3,404,368               3,404,368
Blue Chip Subaccount
13,192 Shares (Cost $115,685)...............................       133,501                 133,501
High Income Bond Subaccount
28,290 Shares (Cost $208,288)...............................       221,790                 221,790
Capital Growth Subaccount
14,845 Shares (Cost $233,542)...............................       213,179                 213,179
Nasdaq-100 Index Subaccount
46,893 Shares (Cost $147,250)...............................       178,195                 178,195
Bristol Growth Subaccount
141 Shares (Cost $1,358)....................................         1,475                   1,475
Bryton Growth Subaccount
1,479 Shares (Cost $13,255).................................        13,801                  13,801

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT          ACCUMULATION
                                                                FAIR VALUE           PERIOD (NOTE 2)
                                                              --------------     -----------------------
DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
797 Shares (Cost $6,464)....................................   $     7,939             $     7,939
Second Quarter Subaccount
1,029 Shares (Cost $9,920)..................................        11,205                  11,205
Third Quarter Subaccount
570 Shares (Cost $4,594)....................................         5,293                   5,293
Fourth Quarter Subaccount
449 Shares (Cost $4,153)....................................         4,736                   4,736

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
498 Shares (Cost $4,274)....................................         4,702                   4,702
Second Quarter Subaccount
160 Shares (Cost $1,305)....................................         1,446                   1,446
Third Quarter Subaccount
166 Shares (Cost $1,500)....................................         1,545                   1,545
Fourth Quarter Subaccount
134 Shares (Cost $1,148)....................................         1,308                   1,308

JANUS ADVISER SERIES:
Growth Subaccount
34,373 Shares (Cost $692,848)...............................       680,583                 680,583
Worldwide Subaccount
24,077 Shares (Cost $728,133)...............................       635,387                 635,387
Balanced Subaccount
46,290 Shares (Cost $1,065,184).............................     1,091,975               1,091,975
International Growth Subaccount
42 Shares (Cost $982).......................................         1,011                   1,011

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
14,424 Shares (Cost $242,160)...............................       273,918                 273,918
Multi Cap Value II Subaccount
394 Shares (Cost $3,518)....................................         3,974                   3,974
Mid Cap Growth II Subaccount
13,622 Shares (Cost $220,951)...............................       187,027                 187,027

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT          ACCUMULATION
                                                                FAIR VALUE           PERIOD (NOTE 2)
                                                              --------------     -----------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
13,189 Shares (Cost $113,139)...............................   $   131,895             $   131,895
Core US Equity Subaccount
5,136 Shares (Cost $50,816).................................        56,090                  56,090
Capital Growth Subaccount
17,550 Shares (Cost $156,829)...............................       168,301                 168,301

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
US Real Estate Subaccount
2,413 Shares (Cost $31,425).................................        37,591                  37,591
Core Plus Fixed Income Subaccount
98 Shares (Cost $1,119).....................................         1,137                   1,137

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
17,744 Shares (Cost $140,342)...............................       190,391                 190,391
Small Cap Subaccount
33,566 Shares (Cost $414,055)...............................       493,763                 493,763

FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Mid-Cap Subaccount
26,963 Shares (Cost $500,778)...............................       646,303                 646,303
VIP Contrafund Subaccount
15,073 Shares (Cost $290,402)...............................       345,623                 345,623
VIP Growth Subaccount
10,840 Shares (Cost $279,433)...............................       333,017                 333,017
VIP Equity Income Subaccount
1,547 Shares (Cost $32,767).................................        35,530                  35,530

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
New Discovery Subaccount
2,617 Shares (Cost $28,926).................................        36,239                  36,239
Investors Growth Stock Subaccount
10,200 Shares (Cost $82,466)................................        87,418                  87,418
Mid Cap Growth Subaccount
8,398 Shares (Cost $44,201).................................        51,399                  51,399
Total Return Subaccount
16,800 Shares (Cost $300,573)...............................       326,587                 326,587

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2003

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT          ACCUMULATION
                                                                FAIR VALUE           PERIOD (NOTE 2)
                                                              --------------     -----------------------
J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
1,701 Shares (Cost $19,734).................................   $    23,919             $    23,919
Mid Cap Value Subaccount
9,462 Shares (Cost $166,489)................................       204,279                 204,279

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES
Real Return Subaccount
9,976 Shares (Cost $122,807)................................       123,300                 123,300
Total Return Subaccount
7632 Shares (Cost $79,473)..................................        79,069                  79,069
Global Bond Subaccount
10,204 Shares (Cost $128,276)...............................       132,958                 132,958

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
7,199 Shares (Cost $98,061).................................       113,888                 113,888

DREYFUS VARIABLE INVESTMENT FUND:
Appreciation Subaccount
46 Shares (Cost $1,523).....................................         1,577                   1,577

ROYCE CAPITAL FUND:
Small-Cap Subaccount
9,783 Shares (Cost $73,096).................................        74,252                  74,252
Micro-Cap Subaccount
3,445 Shares (Cost $37,046).................................        37,552                  37,552

THE PRUDENTIAL SERIES FUND, INC.:
Jennison Subaccount
1 Shares (Cost $22).........................................            23                      23
Jennison 20/20 Focus Subaccount
5 Shares (Cost $55).........................................            57                      57

PBHG INSURANCE SERIES FUND:
Technology & Communications Subaccount
220 Shares (Cost $477)......................................           480                     480
                                                               -----------             -----------
TOTALS......................................................   $25,301,077             $25,301,077
                                                               ===========             ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                        OHIO NATIONAL FUND, INC.
                                                   -------------------------------------------------------------------

                                                     EQUITY     MONEY MARKET      BOND         OMNI      INTERNATIONAL
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                   ----------   ------------   ----------   ----------   -------------
                                                      2003          2003          2003         2003          2003
                                                   ----------   ------------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends...........................  $   3,971     $  11,711     $  33,229    $  20,050      $   5,023
  Risk & administrative expense (note 3).........    (29,651)      (21,387)       (7,892)     (14,967)       (14,604)
                                                   ---------     ---------     ---------    ---------      ---------
       Net investment activity...................    (25,680)       (9,676)       25,337        5,083         (9,581)
                                                   ---------     ---------     ---------    ---------      ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0             0             0            0              0
     Realized gain (loss)........................    (60,924)        2,394        17,253      (79,085)       (81,567)
     Unrealized gain.............................    897,522             0        16,052      324,488        411,144
                                                   ---------     ---------     ---------    ---------      ---------
       Net gain on investments...................    836,598         2,394        33,305      245,403        329,577
                                                   ---------     ---------     ---------    ---------      ---------
          Net increase (decrease) in contract
            owners' equity from operations.......  $ 810,918     $  (7,282)    $  58,642    $ 250,486      $ 319,996
                                                   =========     =========     =========    =========      =========

                                                           OHIO NATIONAL FUND, INC.
                                                   -----------------------------------------
                                                     CAPITAL                   INTERNATIONAL
                                                   APPRECIATION   DISCOVERY      SMALL CO.
                                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                   ------------   ----------   -------------
                                                       2003          2003          2003
                                                   ------------   ----------   -------------
Investment activity:
  Reinvested dividends...........................   $   3,490     $       0      $     573
  Risk & administrative expense (note 3).........     (17,766)      (24,461)        (3,472)
                                                    ---------     ---------      ---------
       Net investment activity...................     (14,276)      (24,461)        (2,899)
                                                    ---------     ---------      ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................           0             0              0
     Realized gain (loss)........................     (12,380)     (151,995)       (20,751)
     Unrealized gain.............................     403,072       772,401        137,699
                                                    ---------     ---------      ---------
       Net gain on investments...................     390,692       620,406        116,948
                                                    ---------     ---------      ---------
          Net increase (decrease) in contract
            owners' equity from operations.......   $ 376,416     $ 595,945      $ 114,049
                                                    =========     =========      =========

                                                                         OHIO NATIONAL FUND, INC.
                                                   --------------------------------------------------------------------
                                                                                                             SOCIAL
                                                   AGGRESSIVE    SMALL CAP       MID CAP        S&P         AWARENESS
                                                     GROWTH        GROWTH      OPPORTUNITY   500 INDEX     SUBACCOUNT
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     (NOTE 5)
                                                   ----------   ------------   -----------   ----------   -------------
                                                      2003          2003          2003          2003          2003
                                                   ----------   ------------   -----------   ----------   -------------
Investment activity:
  Reinvested dividends...........................  $       0     $       0      $     570    $  35,551      $     530
  Risk & administrative expense (note 3).........     (5,490)       (3,636)       (20,638)     (39,013)          (389)
                                                   ---------     ---------      ---------    ---------      ---------
       Net investment activity...................     (5,490)       (3,636)       (20,068)      (3,462)           141
                                                   ---------     ---------      ---------    ---------      ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0             0              0            0              0
     Realized gain (loss)........................    (24,223)      (37,916)       (66,801)     (82,280)       (49,400)
     Unrealized gain.............................    140,358       143,786        670,857      791,598         54,712
                                                   ---------     ---------      ---------    ---------      ---------
       Net gain on investments...................    116,135       105,870        604,056      709,318          5,312
                                                   ---------     ---------      ---------    ---------      ---------
          Net increase in contract owners'
            equity from operations...............  $ 110,645     $ 102,234      $ 583,988    $ 705,856      $   5,453
                                                   =========     =========      =========    =========      =========

                                                          OHIO NATIONAL FUND, INC.
                                                   ---------------------------------------
                                                                    EQUITY
                                                                    INCOME     HIGH INCOME
                                                    BLUE CHIP     SUBACCOUNT      BOND
                                                    SUBACCOUNT     (NOTE 5)    SUBACCOUNT
                                                   ------------   ----------   -----------
                                                       2003          2003         2003
                                                   ------------   ----------   -----------
Investment activity:
  Reinvested dividends...........................   $   1,232     $     100     $  12,823
  Risk & administrative expense (note 3).........      (1,101)          (70)       (2,077)
                                                    ---------     ---------     ---------
       Net investment activity...................         131            30        10,746
                                                    ---------     ---------     ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................           0             0             0
     Realized gain (loss)........................         665        (1,337)           45
     Unrealized gain.............................      21,855         2,057        17,909
                                                    ---------     ---------     ---------
       Net gain on investments...................      22,520           720        17,954
                                                    ---------     ---------     ---------
          Net increase in contract owners'
            equity from operations...............   $  22,651     $     750     $  28,700
                                                    =========     =========     =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        OHIO NATIONAL FUND, INC.                        DOW TARGET 10 PORTFOLIOS (NOTE 5)
                            -------------------------------------------------   -------------------------------------------------
                             CAPITAL     NASDAQ-100                  BRYTON       FIRST                                  SECOND
                              GROWTH       INDEX       BRISTOL       GROWTH      QUARTER      FEBRUARY      MARCH       QUARTER
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2003         2003         2003         2003         2003         2003         2003         2003
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....   $      0     $      0      $   4       $     0      $   163       $  19        $   8       $   206
  Risk & administrative
     expense (note 3).....     (2,102)      (1,763)        (4)         (127)         (68)        (13)          (4)          (81)
                             --------     --------      -----       -------      -------       -----        -----       -------
       Net investment
          activity........     (2,102)      (1,763)         0          (127)          95           6            4           125
                             --------     --------      -----       -------      -------       -----        -----       -------
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............          0            0          0             0            0           0            0             0
     Realized gain
       (loss).............     (9,094)       4,308          0         1,127          186        (649)         (56)          220
     Unrealized gain......     62,626       42,810        117           539        1,545         660          135         1,460
                             --------     --------      -----       -------      -------       -----        -----       -------
       Net gain on
          investments.....     53,532       47,118        117         1,666        1,731          11           79         1,680
                             --------     --------      -----       -------      -------       -----        -----       -------
          Net increase in
            contract
            owners'
            equity from
            operations....   $ 51,430     $ 45,355      $ 117       $ 1,539      $ 1,826       $  17        $  83       $ 1,805
                             ========     ========      =====       =======      =======       =====        =====       =======

                                                              DOW TARGET 10 PORTFOLIOS (NOTE 5)
                            -----------------------------------------------------------------------------------------------------
                                                        THIRD                                  FOURTH
                               MAY          JUNE       QUARTER       AUGUST     SEPTEMBER     QUARTER      NOVEMBER     DECEMBER
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2003         2003         2003         2003         2003         2003         2003         2003
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....    $   3        $   3        $  91        $   4        $   4        $  64        $   6        $   3
  Risk & administrative
     expense (note 3).....       (2)          (3)         (39)          (4)          (3)         (30)          (4)          (2)
                              -----        -----        -----        -----        -----        -----        -----        -----
       Net investment
          activity........        1            0           52            0            1           34            2            1
                              -----        -----        -----        -----        -----        -----        -----        -----
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............        0            0            0            0            0            0            0            0
     Realized gain
       (loss).............     (126)        (107)          18         (101)         (38)         126          (55)         (86)
     Unrealized gain
       (loss).............      126           97          748           92           29          545           61           63
                              -----        -----        -----        -----        -----        -----        -----        -----
       Net gain (loss) on
          investments.....        0          (10)         766           (9)          (9)         671            6          (23)
                              -----        -----        -----        -----        -----        -----        -----        -----
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....    $   1        $ (10)       $ 818        $  (9)       $  (8)       $ 705        $   8        $ (22)
                              =====        =====        =====        =====        =====        =====        =====        =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                              DOW TARGET 5 PORTFOLIOS (NOTE 5)
                            -----------------------------------------------------------------------------------------------------
                              FIRST                                  SECOND                                 THIRD
                             QUARTER      FEBRUARY      MARCH       QUARTER        MAY          JUNE       QUARTER       AUGUST
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2003         2003         2003         2003         2003         2003         2003         2003
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....    $  92         $  2         $  2        $  24         $  1         $  1        $  29         $  1
  Risk & administrative
     expense (note 3).....      (52)          (1)          (1)         (13)          (1)          (1)         (13)          (1)
                              -----         ----         ----        -----         ----         ----        -----         ----
       Net investment
          activity........       40            1            1           11            0            0           16            0
                              -----         ----         ----        -----         ----         ----        -----         ----
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............      233            0            0            0            0            0           27            0
     Realized loss........      (16)         (31)         (31)         (14)         (81)         (89)         (17)         (23)
     Unrealized gain......      469           46           54          230           84           83          107           19
                              -----         ----         ----        -----         ----         ----        -----         ----
       Net gain (loss) on
          investments.....      686           15           23          216            3           (6)         117           (4)
                              -----         ----         ----        -----         ----         ----        -----         ----
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....    $ 726         $ 16         $ 24        $ 227         $  3         $ (6)       $ 133         $ (4)
                              =====         ====         ====        =====         ====         ====        =====         ====

                                                               DOW TARGET 5 PORTFOLIOS (NOTE 5)             JANUS ADVISER SERIES
                                                       -------------------------------------------------   -----------------------
                                                                      FOURTH
                                                       SEPTEMBER     QUARTER      NOVEMBER     DECEMBER      GROWTH     WORLDWIDE
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                          2003         2003         2003         2003         2003         2003
                                                       ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends...............................     $  1        $  18         $  2         $  1      $       0    $   3,572
  Risk & administrative expense (note 3).............       (1)          (9)          (1)          (1)        (6,863)      (6,667)
                                                          ----        -----         ----         ----      ---------    ---------
       Net investment activity.......................        0            9            1            0         (6,863)      (3,095)
                                                          ----        -----         ----         ----      ---------    ---------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains........................        0            4            0            0              0            0
     Realized gain (loss)............................      (10)         (14)         (10)         (28)       (16,484)     (45,937)
     Unrealized gain.................................        6          146           23           25        158,378      159,942
                                                          ----        -----         ----         ----      ---------    ---------
       Net gain (loss) on investments................       (4)         136           13           (3)       141,894      114,005
                                                          ----        -----         ----         ----      ---------    ---------
          Net increase (decrease) in contract
            owners' equity from operations...........     $ (4)       $ 145         $ 14         $ (3)     $ 135,031    $ 110,910
                                                          ====        =====         ====         ====      =========    =========

                                                          JANUS ADVISER SERIES
                                                       --------------------------
                                                                    INTERNATIONAL
                                                        BALANCED       GROWTH
                                                       SUBACCOUNT    SUBACCOUNT
                                                       ----------   -------------
                                                          2003         2003(f)
                                                       ----------   -------------
Investment activity:
  Reinvested dividends...............................  $  13,927        $   9
  Risk & administrative expense (note 3).............    (11,942)          (1)
                                                       ---------        -----
       Net investment activity.......................      1,985            8
                                                       ---------        -----
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains........................          0            0
     Realized gain (loss)............................     (2,118)          64
     Unrealized gain.................................    112,092           29
                                                       ---------        -----
       Net gain (loss) on investments................    109,974           93
                                                       ---------        -----
          Net increase (decrease) in contract
            owners' equity from operations...........  $ 111,959        $ 101
                                                       =========        =====

---------------

(f) Period from October 1, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                     STRONG VARIABLE INSURANCE FUNDS, INC.
                                                 ----------------------------------------------
                                                                   MULTI CAP        MID CAP
                                                 OPPORTUNITY II     VALUE II       GROWTH II
                                                   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                 --------------   ------------   --------------
                                                      2003            2003            2003
                                                 --------------   ------------   --------------
Investment activity:
  Reinvested dividends.........................     $   183           $  4          $     0
  Risk & administrative expense (note 3).......      (2,950)           (36)          (1,843)
                                                 --------------   ------------   --------------
       Net investment activity.................      (2,767)           (32)          (1,843)
                                                 --------------   ------------   --------------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................           0              0                0
     Realized gain (loss)......................      (2,985)            27           (7,948)
     Unrealized gain...........................      70,861            993           45,662
                                                 --------------   ------------   --------------
       Net gain on investments.................      67,876          1,020           37,714
                                                 --------------   ------------   --------------
          Net increase in contract owners'
            equity from operations.............     $65,109           $988          $35,871
                                                 ==============   ============   ==============

                                                 GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                 ---------------------------------------
                                                  GROWTH &       CORE US       CAPITAL
                                                   INCOME        EQUITY        GROWTH
                                                 SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                 -----------   -----------   -----------
                                                    2003          2003          2003
                                                 -----------   -----------   -----------
Investment activity:
  Reinvested dividends.........................   $  1,539      $    351       $   385
  Risk & administrative expense (note 3).......     (1,357)         (480)       (1,341)
                                                 -----------   -----------   -----------
       Net investment activity.................        182          (129)         (956)
                                                 -----------   -----------   -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................          0             0             0
     Realized gain (loss)......................      1,878          (543)       (3,406)
     Unrealized gain...........................     20,883        10,253        24,439
                                                 -----------   -----------   -----------
       Net gain on investments.................     22,761         9,710        21,033
                                                 -----------   -----------   -----------
          Net increase in contract owners'
            equity from operations.............   $ 22,943      $  9,581       $20,077
                                                 ===========   ===========   ===========

                                                      VAN KAMPEN UNIVERSAL              LAZARD RETIREMENT
                                                 INSTITUTIONAL FUNDS -- CLASS I           SERIES, INC.
                                                 -------------------------------   ---------------------------
                                                       US            CORE PLUS        EMERGING
                                                   REAL ESTATE     FIXED INCOME        MARKET       SMALL CAP
                                                   SUBACCOUNT       SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                                 ---------------   -------------   --------------   ----------
                                                      2003            2003(f)           2003           2003
                                                 ---------------   -------------   --------------   ----------
Investment activity:
  Reinvested dividends.........................      $    0             $ 0           $    74        $      0
  Risk & administrative expense (note 3).......        (334)             (3)           (1,645)         (4,633)
                                                     ------             ---           -------        --------
       Net investment activity.................        (334)             (3)           (1,571)         (4,633)
                                                     ------             ---           -------        --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................           0               0                 0               0
     Realized gain (loss)......................        (817)              0             6,551             (71)
     Unrealized gain...........................       6,800              18            52,272         117,064
                                                     ------             ---           -------        --------
       Net gain on investments.................       5,983              18            58,823         116,993
                                                     ------             ---           -------        --------
          Net increase in contract owners'
            equity from operations.............      $5,649             $15           $57,252        $112,360
                                                     ======             ===           =======        ========

                                                       FIDELITY VARIABLE INSURANCE PRODUCTS --
                                                                 FUND SERVICE CLASS 2
                                                 ----------------------------------------------------
                                                    VIP          VIP          VIP            VIP
                                                  MID-CAP     CONTRAFUND     GROWTH     EQUITY INCOME
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                 ----------   ----------   ----------   -------------
                                                    2003         2003         2003         2003(f)
                                                 ----------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends.........................   $    751     $   413      $   179        $     0
  Risk & administrative expense (note 3).......     (5,648)     (2,952)      (2,962)           (85)
                                                  --------     -------      -------        -------
       Net investment activity.................     (4,897)     (2,539)      (2,783)           (85)
                                                  --------     -------      -------        -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..................          0           0            0              0
     Realized gain (loss)......................      3,155       3,346        3,793              2
     Unrealized gain...........................    159,633      59,719       62,014          2,764
                                                  --------     -------      -------        -------
       Net gain on investments.................    162,788      63,065       65,807          2,766
                                                  --------     -------      -------        -------
          Net increase in contract owners'
            equity from operations.............   $157,891     $60,526      $63,024        $ 2,681
                                                  ========     =======      =======        =======

---------------

(f) Period from October 1, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                   MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS      J.P. MORGAN SERIES TRUST II
                                                ---------------------------------------------------   ---------------------------
                                                   NEW        INVESTORS      MID CAP       TOTAL          SMALL         MID CAP
                                                DISCOVERY    GROWTH STOCK     GROWTH       RETURN        COMPANY         VALUE
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                ----------   ------------   ----------   ----------   -------------   -----------
                                                   2003          2003          2003         2003          2003           2003
                                                ----------   ------------   ----------   ----------   -------------   -----------
Investment activity:
  Reinvested dividends........................   $     0        $    0        $    0      $ 2,205        $    0         $   421
  Risk & administrative expense (note 3)......      (308)         (338)         (334)      (2,393)         (296)         (1,828)
                                                 -------        ------        ------      -------        ------         -------
       Net investment activity................      (308)         (338)         (334)        (188)         (296)         (1,407)
                                                 -------        ------        ------      -------        ------         -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.................         0             0             0            0             0               0
     Realized gain (loss).....................        21           354           749         (180)          260           1,544
     Unrealized gain..........................     7,333         5,103         7,179       28,053         5,015          35,549
                                                 -------        ------        ------      -------        ------         -------
       Net gain on investments................     7,354         5,457         7,928       27,873         5,275          37,093
                                                 -------        ------        ------      -------        ------         -------
          Net increase in contract owners'
            equity from operations............   $ 7,046        $5,119        $7,594      $27,685        $4,979         $35,686
                                                 =======        ======        ======      =======        ======         =======

                                                                                           CALVERT
                                                                                           VARIABLE
                                                  PIMCO VARIABLE INSURANCE TRUST --      SERIES, INC.     DREYFUS
                                                        ADMINISTRATIVE SHARES            ------------     VARIABLE
                                                --------------------------------------                   INVESTMENT
                                                                                            SOCIAL          FUND
                                                   REAL         TOTAL         GLOBAL        EQUITY      ------------
                                                  RETURN        RETURN         BOND       SUBACCOUNT    APPRECIATION
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     (NOTE 5)      SUBACCOUNT
                                                ----------   ------------   ----------   ------------   ------------
                                                   2003          2003          2003        2003(E)        2003(D)
                                                ----------   ------------   ----------   ------------   ------------
Investment activity:
  Reinvested dividends........................   $ 1,705        $1,290        $1,340        $    14        $   17
  Risk & administrative expense (note 3)......    (1,104)         (648)         (835)          (947)           (5)
                                                ----------   ------------   ----------   ------------   ------------
       Net investment activity................       601           642           505           (933)           12
                                                ----------   ------------   ----------   ------------   ------------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.................     2,381           608           737              0             0
     Realized gain............................     1,016           435            81          3,622            58
     Unrealized gain (loss)...................       493          (404)        4,682         15,828            54
                                                ----------   ------------   ----------   ------------   ------------
       Net gain on investments................     3,890           639         5,500         19,450           112
                                                ----------   ------------   ----------   ------------   ------------
          Net increase in contract owners'
            equity from operations............   $ 4,491        $1,281        $6,005        $18,517        $  124
                                                ==========   ============   ==========   ============   ============

---------------

(d) Period from May 1, 2003, date of commencement of operations.

(e) Period from May 2, 2003, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                                                      PBHG
                                                                                                                   INSURANCE
                                                                                         THE PRUDENTIAL SERIES       SERIES
                                                                                               FUND, INC.             FUND
                                                                ROYCE CAPITAL FUND      ------------------------   ----------
                                                              -----------------------                 JENNISON      TECH. &
                                                              SMALL-CAP    MICRO-CAP     JENNISON    20/20 FOCUS     COMM.
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                              ----------   ----------   ----------   -----------   ----------
                                                               2003(d)      2003(d)      2003(f)       2003(f)      2003(f)
                                                              ----------   ----------   ----------   -----------   ----------
Investment activity:
  Reinvested dividends......................................    $    0       $    0         $0           $0           $ 0
  Risk & administrative expense (note 3)....................      (157)         (90)         0            0            (1)
                                                                ------       ------         --           --           ---
       Net investment activity..............................      (157)         (90)         0            0            (1)
                                                                ------       ------         --           --           ---
  Realized & unrealized gain on investments:
     Reinvested capital gains...............................     3,096        1,374          0            0             0
     Realized gain..........................................       120          428          0            0             1
     Unrealized gain........................................     1,156          506          1            2             3
                                                                ------       ------         --           --           ---
       Net gain on investments..............................     4,372        2,308          1            2             4
                                                                ------       ------         --           --           ---
          Net increase in contract owners' equity from
          operations........................................    $4,215       $2,218         $1           $2           $ 3
                                                                ======       ======         ==           ==           ===

---------------

(d) Period from May 1, 2003, date of commencement of operations.

(f) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                              OHIO NATIONAL FUND, INC.
                                                -----------------------------------------------------
                                                         EQUITY                   MONEY MARKET
                                                       SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    -------------------------
                                                   2003          2002          2003          2002
                                                ----------    ----------    ----------    -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  (25,680)   $  (17,454)   $   (9,676)   $       138
  Reinvested capital gains....................           0             0             0              0
  Realized gain (loss)........................     (60,924)     (225,366)        2,394             42
  Unrealized gain (loss)......................     897,522      (158,276)            0              0
                                                ----------    ----------    ----------    -----------
     Net increase (decrease) in contract
       owners' equity from operations.........     810,918      (401,096)       (7,282)           180
                                                ----------    ----------    ----------    -----------
Equity transactions:
  Contract purchase payments..................     594,595       669,073     1,021,206      1,513,219
  Transfers from fixed & other subaccounts....      70,750        48,635       205,831        374,593
  Withdrawals, surrenders & death benefit
     payments (note 3)........................    (232,064)     (527,111)     (801,803)    (1,000,212)
  Transfers to fixed & other subaccounts......     (27,307)      (63,884)     (556,902)      (348,992)
                                                ----------    ----------    ----------    -----------
     Net equity transactions..................     405,974       126,713      (131,668)       538,608
                                                ----------    ----------    ----------    -----------
       Net change in contract owners'
          equity..............................   1,216,892      (274,383)     (138,950)       538,788
                                                ----------    ----------    ----------    -----------
Contract owners' equity:
  Beginning of period.........................   1,688,591     1,962,974     1,463,584        924,796
                                                ----------    ----------    ----------    -----------
  End of period...............................  $2,905,483    $1,688,591    $1,324,634    $ 1,463,584
                                                ==========    ==========    ==========    ===========
Change in units:
  Beginning units.............................     123,529       115,133       113,201         71,555
                                                ----------    ----------    ----------    -----------
  Units purchased.............................      42,327        47,156       104,916        166,725
  Units redeemed..............................     (16,621)      (38,760)     (115,043)      (125,079)
                                                ----------    ----------    ----------    -----------
  Ending units................................     149,235       123,529       103,074        113,201
                                                ==========    ==========    ==========    ===========

                                                            OHIO NATIONAL FUND, INC.
                                                -------------------------------------------------
                                                        BOND                       OMNI
                                                     SUBACCOUNT                 SUBACCOUNT
                                                ---------------------    ------------------------
                                                  2003         2002         2003          2002
                                                ---------    --------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  25,337    $ 20,779    $    5,083    $    6,585
  Reinvested capital gains....................          0           0             0             0
  Realized gain (loss)........................     17,253         250       (79,085)     (122,382)
  Unrealized gain (loss)......................     16,052      11,107       324,488      (187,796)
                                                ---------    --------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations.........     58,642      32,136       250,486      (303,593)
                                                ---------    --------    ----------    ----------
Equity transactions:
  Contract purchase payments..................    149,653     151,993       196,464       243,289
  Transfers from fixed & other subaccounts....    260,994     205,322        14,763           496
  Withdrawals, surrenders & death benefit
     payments (note 3)........................    (65,284)    (90,127)     (125,625)     (189,907)
  Transfers to fixed & other subaccounts......   (325,193)    (88,994)      (18,107)      (70,932)
                                                ---------    --------    ----------    ----------
     Net equity transactions..................     20,170     178,194        67,495       (17,054)
                                                ---------    --------    ----------    ----------
       Net change in contract owners'
          equity..............................     78,812     210,330       317,981      (320,647)
                                                ---------    --------    ----------    ----------
Contract owners' equity:
  Beginning of period.........................    533,348     323,018       981,763     1,302,410
                                                ---------    --------    ----------    ----------
  End of period...............................  $ 612,160    $533,348    $1,299,744    $  981,763
                                                =========    ========    ==========    ==========
Change in units:
  Beginning units.............................     34,951      22,694       101,108       102,201
                                                ---------    --------    ----------    ----------
  Units purchased.............................     10,932      24,340        19,811        22,122
  Units redeemed..............................     (9,076)    (12,083)      (13,420)      (23,215)
                                                ---------    --------    ----------    ----------
  Ending units................................     36,807      34,951       107,499       101,108
                                                =========    ========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                               OHIO NATIONAL FUND, INC.
                                                 ----------------------------------------------------
                                                      INTERNATIONAL            CAPITAL APPRECIATION
                                                        SUBACCOUNT                  SUBACCOUNT
                                                 ------------------------    ------------------------
                                                    2003          2002          2003          2002
                                                 ----------    ----------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $   (9,581)   $  (11,960)   $  (14,276)   $  (14,294)
  Reinvested capital gains.....................           0             0             0        11,269
  Realized loss................................     (81,567)     (165,000)      (12,380)      (42,909)
  Unrealized gain..............................     411,144       (96,029)      403,072      (262,450)
                                                 ----------    ----------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations..........     319,996      (272,989)      376,416      (308,384)
                                                 ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments...................     262,796       234,174       313,740       430,877
  Transfers from fixed & other subaccounts.....      27,542        18,988        31,370       105,571
  Withdrawals, surrenders & death benefit
     payments (note 3).........................    (147,981)     (182,304)     (169,760)     (300,979)
  Transfers to fixed & other subaccounts.......      (9,790)      (71,255)      (24,446)     (149,971)
                                                 ----------    ----------    ----------    ----------
     Net equity transactions...................     132,567          (397)      150,904        85,498
                                                 ----------    ----------    ----------    ----------
       Net change in contract owners' equity...     452,563      (273,386)      527,320      (222,886)
                                                 ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period..........................     964,790     1,238,176     1,141,443     1,364,329
                                                 ----------    ----------    ----------    ----------
  End of period................................  $1,417,353    $  964,790    $1,668,763    $1,141,443
                                                 ==========    ==========    ==========    ==========
Change in units:
  Beginning units..............................     106,506       107,016        62,081        58,461
                                                 ----------    ----------    ----------    ----------
  Units purchased..............................      28,763        23,888        17,311        25,912
  Units redeemed...............................     (15,673)      (24,398)       (9,455)      (22,292)
                                                 ----------    ----------    ----------    ----------
  Ending units.................................     119,596       106,506        69,937        62,081
                                                 ==========    ==========    ==========    ==========

                                                             OHIO NATIONAL FUND, INC.
                                                 ------------------------------------------------
                                                        DISCOVERY            INTERNATIONAL SMALL
                                                        SUBACCOUNT            COMPANY SUBACCOUNT
                                                 ------------------------    --------------------
                                                    2003          2002         2003        2002
                                                 ----------    ----------    --------    --------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (24,461)   $  (27,303)   $ (2,899)   $ (2,918)
  Reinvested capital gains.....................           0             0           0           0
  Realized loss................................    (151,995)     (407,547)    (20,751)    (44,286)
  Unrealized gain..............................     772,401      (430,985)    137,699       4,982
                                                 ----------    ----------    --------    --------
     Net increase (decrease) in contract
       owners' equity from operations..........     595,945      (865,835)    114,049     (42,222)
                                                 ----------    ----------    --------    --------
Equity transactions:
  Contract purchase payments...................     411,235       548,416      83,786      80,460
  Transfers from fixed & other subaccounts.....      15,109        37,668      45,077      16,704
  Withdrawals, surrenders & death benefit
     payments (note 3).........................    (251,552)     (570,494)    (46,352)    (54,623)
  Transfers to fixed & other subaccounts.......     (80,774)     (225,310)    (19,711)    (21,627)
                                                 ----------    ----------    --------    --------
     Net equity transactions...................      94,018      (209,720)     62,800      20,914
                                                 ----------    ----------    --------    --------
       Net change in contract owners' equity...     689,963    (1,075,555)    176,849     (21,308)
                                                 ----------    ----------    --------    --------
Contract owners' equity:
  Beginning of period..........................   1,518,010     2,593,565     204,292     225,600
                                                 ----------    ----------    --------    --------
  End of period................................  $2,207,973    $1,518,010    $381,141    $204,292
                                                 ==========    ==========    ========    ========
Change in units:
  Beginning units..............................      90,903       103,072      18,382      17,022
                                                 ----------    ----------    --------    --------
  Units purchased..............................      23,482        27,422       9,035       7,020
  Units redeemed...............................     (17,046)      (39,591)     (4,835)     (5,660)
                                                 ----------    ----------    --------    --------
  Ending units.................................      97,339        90,903      22,582      18,382
                                                 ==========    ==========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                              OHIO NATIONAL FUND, INC.
                                                   ----------------------------------------------
                                                     AGGRESSIVE GROWTH        SMALL CAP GROWTH
                                                        SUBACCOUNT               SUBACCOUNT
                                                   ---------------------    ---------------------
                                                     2003        2002         2003        2002
                                                   --------    ---------    --------    ---------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $ (5,490)   $  (4,611)   $ (3,636)   $  (3,714)
  Reinvested capital gains.......................         0            0           0            0
  Realized loss..................................   (24,223)     (71,375)    (37,916)    (115,964)
  Unrealized gain (loss).........................   140,358      (42,407)    143,786       14,361
                                                   --------    ---------    --------    ---------
     Net increase (decrease) in contract owners'
       equity from operations....................   110,645     (118,393)    102,234     (105,317)
                                                   --------    ---------    --------    ---------
Equity transactions:
  Contract purchase payments.....................   140,193      169,186      74,169      126,589
  Transfers from fixed & other subaccounts.......    25,117        4,841      39,906       65,929
  Withdrawals, surrenders & death benefit
     payments (note 3)...........................   (57,174)    (108,616)    (53,306)    (103,696)
  Transfers to fixed & other subaccounts.........   (20,956)     (14,082)    (67,796)     (82,761)
                                                   --------    ---------    --------    ---------
     Net equity transactions.....................    87,180       51,329      (7,027)       6,061
                                                   --------    ---------    --------    ---------
       Net change in contract owners' equity.....   197,825      (67,064)     95,207      (99,256)
                                                   --------    ---------    --------    ---------
Contract owners' equity:
  Beginning of period............................   312,156      379,220     223,476      322,732
                                                   --------    ---------    --------    ---------
  End of period..................................  $509,981    $ 312,156    $318,683    $ 223,476
                                                   ========    =========    ========    =========
Change in units:
  Beginning units................................    59,086       51,052      31,437       31,749
                                                   --------    ---------    --------    ---------
  Units purchased................................    26,907       26,986      13,693       22,192
  Units redeemed.................................   (11,590)     (18,952)    (13,871)     (22,504)
                                                   --------    ---------    --------    ---------
  Ending units...................................    74,403       59,086      31,259       31,437
                                                   ========    =========    ========    =========

                                                                 OHIO NATIONAL FUND, INC.
                                                   ----------------------------------------------------
                                                     MID CAP OPPORTUNITY            S&P 500 INDEX
                                                          SUBACCOUNT                  SUBACCOUNT
                                                   ------------------------    ------------------------
                                                      2003          2002          2003          2002
                                                   ----------    ----------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $  (20,068)   $  (19,946)   $   (3,462)   $   (5,466)
  Reinvested capital gains.......................           0             0             0             0
  Realized loss..................................     (66,801)     (166,034)      (82,280)     (199,064)
  Unrealized gain (loss).........................     670,857      (287,538)      791,598      (516,724)
                                                   ----------    ----------    ----------    ----------
     Net increase (decrease) in contract owners'
       equity from operations....................     583,988      (473,518)      705,856      (721,254)
                                                   ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments.....................     286,392       459,144       741,139     1,026,788
  Transfers from fixed & other subaccounts.......      50,392        17,884        40,010        65,543
  Withdrawals, surrenders & death benefit
     payments (note 3)...........................    (324,357)     (371,730)     (456,269)     (622,941)
  Transfers to fixed & other subaccounts.........     (26,620)     (165,286)      (63,151)     (191,272)
                                                   ----------    ----------    ----------    ----------
     Net equity transactions.....................     (14,193)      (59,988)      261,729       278,118
                                                   ----------    ----------    ----------    ----------
       Net change in contract owners' equity.....     569,795      (533,506)      967,585      (443,136)
                                                   ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period............................   1,274,371     1,807,877     2,436,783     2,879,919
                                                   ----------    ----------    ----------    ----------
  End of period..................................  $1,844,166    $1,274,371    $3,404,368    $2,436,783
                                                   ==========    ==========    ==========    ==========
Change in units:
  Beginning units................................      98,055       102,074       202,583       182,773
                                                   ----------    ----------    ----------    ----------
  Units purchased................................      22,444        32,109        59,686        78,097
  Units redeemed.................................     (22,228)      (36,128)      (37,893)      (58,287)
                                                   ----------    ----------    ----------    ----------
  Ending units...................................      98,271        98,055       224,376       202,583
                                                   ==========    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                        OHIO NATIONAL FUND, INC.
                                       ------------------------------------------------------------------------------------------
                                               SOCIAL AWARENESS      BLUE CHIP           EQUITY INCOME         HIGH INCOME BOND
                                              SUBACCOUNT (NOTE 5)   SUBACCOUNT         SUBACCOUNT (NOTE 5)        SUBACCOUNT
                                       --------------------------------------------    -------------------    -------------------
                                         2003         2002        2003       2002        2003       2002        2003       2002
                                       ---------    --------    --------    -------    --------    -------    --------    -------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity............  $     141    $ (1,334)   $    131    $   (61)   $     30    $    28    $ 10,746    $ 4,124
  Reinvested capital gains...........          0           0           0          0           0          0           0          0
  Realized gain (loss)...............    (49,400)    (16,933)        665       (638)     (1,337)      (409)         45       (244)
  Unrealized gain (loss).............     54,712     (16,719)     21,855     (3,869)      2,057     (1,478)     17,909     (1,939)
                                       ---------    --------    --------    -------    --------    -------    --------    -------
     Net increase (decrease) in
       contract owners' equity from
       operations....................      5,453     (34,986)     22,651     (4,568)        750     (1,859)     28,700      1,941
                                       ---------    --------    --------    -------    --------    -------    --------    -------
Equity transactions:
  Contract purchase payments.........     12,789      36,344      51,398     39,452       4,079     12,744     118,331     46,100
  Transfers from fixed & other
     subaccounts.....................      1,676           0      32,242        917           0      2,000      20,294      7,672
  Withdrawals, surrenders & death
     benefit payments (note 3).......     (4,226)    (17,193)     (6,425)    (3,467)       (191)      (784)    (15,235)    (1,991)
  Transfers to fixed & other
     subaccounts.....................   (100,978)    (12,777)     (7,322)    (1,877)    (20,662)    (1,683)     (2,904)    (2,937)
                                       ---------    --------    --------    -------    --------    -------    --------    -------
     Net equity transactions.........    (90,739)      6,374      69,893     35,025     (16,774)    12,277     120,486     48,844
                                       ---------    --------    --------    -------    --------    -------    --------    -------
       Net change in contract owners'
          equity.....................    (85,286)    (28,612)     92,544     30,457     (16,024)    10,418     149,186     50,785
                                       ---------    --------    --------    -------    --------    -------    --------    -------
Contract owners' equity:
  Beginning of period................     85,286     113,898      40,957     10,500      16,024      5,606      72,604     21,819
                                       ---------    --------    --------    -------    --------    -------    --------    -------
  End of period......................  $       0    $ 85,286    $133,501    $40,957    $      0    $16,024    $221,790    $72,604
                                       =========    ========    ========    =======    ========    =======    ========    =======
Change in units:
  Beginning units....................     16,064      15,174       5,280      1,076       2,505        684       7,301      2,250
                                       ---------    --------    --------    -------    --------    -------    --------    -------
  Units purchased....................      2,404       6,072       9,540      4,865         645      2,195      12,778      5,543
  Units redeemed.....................    (18,468)     (5,182)     (1,040)      (661)     (3,150)      (374)     (1,669)      (492)
                                       ---------    --------    --------    -------    --------    -------    --------    -------
  Ending units.......................          0      16,064      13,780      5,280           0      2,505      18,410      7,301
                                       =========    ========    ========    =======    ========    =======    ========    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                            OHIO NATIONAL FUND, INC.
                                               ----------------------------------------------------------------------------------
                                                  CAPITAL GROWTH         NASDAQ-100 INDEX       BRISTOL         BRYTON GROWTH
                                                    SUBACCOUNT              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                               --------------------    --------------------    ----------    --------------------
                                                 2003        2002        2003        2002         2003         2003      2002(b)
                                               --------    --------    --------    --------    ----------    --------    --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $ (2,102)   $ (1,518)   $ (1,763)   $   (453)     $    0      $   (127)     $ (1)
  Reinvested capital gains...................         0           0           0           0           0             0         0
  Realized gain (loss).......................    (9,094)    (36,731)      4,308      (6,895)          0         1,127         0
  Unrealized gain (loss).....................    62,626     (27,515)     42,810     (10,187)        117           539         7
                                               --------    --------    --------    --------      ------      --------      ----
     Net increase (decrease) in contract
      owners' equity from operations.........    51,430     (65,764)     45,355     (17,535)        117         1,539         6
                                               --------    --------    --------    --------      ------      --------      ----
Equity transactions:
  Contract purchase payments.................    69,313      93,970      57,842      59,282       1,358         2,100         0
  Transfers from fixed & other subaccounts...     4,209       1,003      45,591      46,975           0        24,398       500
  Withdrawals, surrenders & death benefit
     payments (note 3).......................   (15,484)    (26,361)     (8,895)     (2,207)          0             0         0
  Transfers to fixed & other subaccounts.....    (1,697)    (17,103)    (40,022)    (26,661)          0       (14,742)        0
                                               --------    --------    --------    --------      ------      --------      ----
     Net equity transactions.................    56,341      51,509      54,516      77,389       1,358        11,756       500
                                               --------    --------    --------    --------      ------      --------      ----
       Net change in contract owners'
        equity...............................   107,771     (14,255)     99,871      59,854       1,475        13,295       506
                                               --------    --------    --------    --------      ------      --------      ----
Contract owners' equity:
  Beginning of period........................   105,408     119,663      78,324      18,470           0           506         0
                                               --------    --------    --------    --------      ------      --------      ----
  End of period..............................  $213,179    $105,408    $178,195    $ 78,324      $1,475      $ 13,801      $506
                                               ========    ========    ========    ========      ======      ========      ====
Change in units:
  Beginning units............................    21,126      13,710      31,591       4,606           0            74         0
                                               --------    --------    --------    --------      ------      --------      ----
  Units purchased............................    13,112      15,621      24,269      35,683         144         2,501        74
  Units redeemed.............................    (3,330)     (8,205)     (6,596)     (8,698)          0        (1,062)        0
                                               --------    --------    --------    --------      ------      --------      ----
  Ending units...............................    30,908      21,126      49,264      31,591         144         1,513        74
                                               ========    ========    ========    ========      ======      ========      ====

---------------

(b) Period from May 1, 2002, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                          DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                    -----------------------------------------------------------------------------
                                                     FIRST QUARTER         FEBRUARY              MARCH           SECOND QUARTER
                                                      SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                    ---------------    -----------------    ----------------    -----------------
                                                     2003      2002     2003       2002      2003      2002      2003       2002
                                                    -------    ----    -------    ------    -------    -----    -------    ------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................  $    95    $  8    $     6    $   85    $     4    $  20    $   125    $   25
  Reinvested capital gains........................        0       0          0         0          0       11          0         0
  Realized gain (loss)............................      186      (3)      (649)       (9)       (56)      (3)       220        (3)
  Unrealized gain (loss)..........................    1,545     (65)       660      (452)       135     (152)     1,460      (140)
                                                    -------    ----    -------    ------    -------    -----    -------    ------
     Net increase (decrease) in contract owners'
      equity from operations......................    1,826     (60)        17      (376)        83     (124)     1,805      (118)
                                                    -------    ----    -------    ------    -------    -----    -------    ------
Equity transactions:
  Contract purchase payments......................    1,115     375        548       579        982      475      1,757       400
  Transfers from fixed & other subaccounts........    8,069       0      1,771         0      1,358        0     13,653         0
  Withdrawals, surrenders & death benefit payments
     (note 3).....................................     (281)     (4)         0        (8)         0       (6)      (316)       (8)
  Transfers to fixed & other subaccounts..........   (3,213)      0     (5,207)        0     (3,047)       0     (6,746)        0
                                                    -------    ----    -------    ------    -------    -----    -------    ------
     Net equity transactions......................    5,690     371     (2,888)      571       (707)     469      8,348       392
                                                    -------    ----    -------    ------    -------    -----    -------    ------
       Net change in contract owners' equity......    7,516     311     (2,871)      195       (624)     345     10,153       274
                                                    -------    ----    -------    ------    -------    -----    -------    ------
Contract owners' equity:
  Beginning of period.............................      423     112      2,871     2,676        624      279      1,052       778
                                                    -------    ----    -------    ------    -------    -----    -------    ------
  End of period...................................  $ 7,939    $423    $     0    $2,871    $     0    $ 624    $11,205    $1,052
                                                    =======    ====    =======    ======    =======    =====    =======    ======
Change in units:
  Beginning units.................................       49      12        307       254         62       24        107        73
                                                    -------    ----    -------    ------    -------    -----    -------    ------
  Units purchased.................................      741      38         64        54        107       38        845        35
  Units redeemed..................................      (40)     (1)      (371)       (1)      (169)       0        (49)       (1)
                                                    -------    ----    -------    ------    -------    -----    -------    ------
  Ending units....................................      750      49          0       307          0       62        903       107
                                                    =======    ====    =======    ======    =======    =====    =======    ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                          DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                     ----------------------------------------------------------------------------
                                                           MAY                 JUNE            THIRD QUARTER          AUGUST
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                     ----------------    ----------------    -----------------    ---------------
                                                      2003      2002      2003      2002      2003       2002      2003      2002
                                                     -------    -----    -------    -----    -------    ------    -------    ----
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................  $     1    $  11    $     0    $  11    $    52    $   14    $     0    $ 12
  Reinvested capital gains.........................        0        0          0        0          0         0          0       0
  Realized gain (loss).............................     (126)      (4)      (107)      (5)        18        (5)      (101)     (5)
  Unrealized gain (loss)...........................      126     (101)        97      (85)       748       (34)        92     (65)
                                                     -------    -----    -------    -----    -------    ------    -------    ----
     Net increase (decrease) in contract owners'
      equity from operations.......................        1      (94)       (10)     (79)       818       (25)        (9)    (58)
                                                     -------    -----    -------    -----    -------    ------    -------    ----
Equity transactions:
  Contract purchase payments.......................        0      348          0      634      2,102       833          3     455
  Transfers from fixed & other subaccounts.........      770        0        794        0      3,090         0      1,882       0
  Withdrawals, surrenders & death benefit payments
     (note 3)......................................        0       (6)         0     (314)       (66)      (18)       (80)    (11)
  Transfers to fixed & other subaccounts...........   (1,373)       0     (1,452)       0     (1,889)        0     (2,701)      0
                                                     -------    -----    -------    -----    -------    ------    -------    ----
     Net equity transactions.......................     (603)     342       (658)     320      3,237       815       (896)    444
                                                     -------    -----    -------    -----    -------    ------    -------    ----
       Net change in contract owners' equity.......     (602)     248       (668)     241      4,055       790       (905)    386
                                                     -------    -----    -------    -----    -------    ------    -------    ----
Contract owners' equity:
  Beginning of period..............................      602      354        668      427      1,238       448        905     519
                                                     -------    -----    -------    -----    -------    ------    -------    ----
  End of period....................................  $     0    $ 602    $     0    $ 668    $ 5,293    $1,238    $     0    $905
                                                     =======    =====    =======    =====    =======    ======    =======    ====
Change in units:
  Beginning units..................................       59       32         70       41        124        40         94      49
                                                     -------    -----    -------    -----    -------    ------    -------    ----
  Units purchased..................................        0       28          0       58        322        85          0      46
  Units redeemed...................................      (59)      (1)       (70)     (29)       (15)       (1)       (94)     (1)
                                                     -------    -----    -------    -----    -------    ------    -------    ----
  Ending units.....................................        0       59          0       70        431       124          0      94
                                                     =======    =====    =======    =====    =======    ======    =======    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                           DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                       --------------------------------------------------------------------------
                                                          SEPTEMBER        FOURTH QUARTER         NOVEMBER           DECEMBER
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       ---------------    -----------------    ---------------    ---------------
                                                        2003      2002     2003       2002      2003      2002     2003      2002
                                                       -------    ----    -------    ------    -------    ----    -------    ----
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity............................  $     1    $ 10    $    34    $    9    $     2    $  9    $     1    $  7
  Reinvested capital gains...........................        0       0          0         0          0       0          0       0
  Realized gain (loss)...............................      (38)      0        126         0        (55)      0        (86)     (1)
  Unrealized gain (loss).............................       29     (35)       545       (17)        61     (80)        63     (64)
                                                       -------    ----    -------    ------    -------    ----    -------    ----
     Net increase (decrease) in contract owners'
      equity from operations.........................       (8)    (25)       705        (8)         8     (71)       (22)    (58)
                                                       -------    ----    -------    ------    -------    ----    -------    ----
Equity transactions:
  Contract purchase payments.........................        0     228      1,833       394          8     464          7     285
  Transfers from fixed & other subaccounts...........      781       0      2,530         0      1,322       0        690       0
  Withdrawals, surrenders & death benefit payments
     (note 3)........................................        0      (6)      (180)       (4)         0      (4)         0       0
  Transfers to fixed & other subaccounts.............   (1,526)      0     (1,242)        0     (2,310)      0     (1,258)      0
                                                       -------    ----    -------    ------    -------    ----    -------    ----
     Net equity transactions.........................     (745)    222      2,941       390       (980)    460       (561)    285
                                                       -------    ----    -------    ------    -------    ----    -------    ----
       Net change in contract owners' equity.........     (753)    197      3,646       382       (972)    389       (583)    227
                                                       -------    ----    -------    ------    -------    ----    -------    ----
Contract owners' equity:
  Beginning of period................................      753     556      1,090       708        972     583        583     356
                                                       -------    ----    -------    ------    -------    ----    -------    ----
  End of period......................................  $     0    $753    $ 4,736    $1,090    $     0    $972    $     0    $583
                                                       =======    ====    =======    ======    =======    ====    =======    ====
Change in units:
  Beginning units....................................       83      56        104        63        124      64         71      37
                                                       -------    ----    -------    ------    -------    ----    -------    ----
  Units purchased....................................        0      28        290        42          1      61          1      34
  Units redeemed.....................................      (83)     (1)       (25)       (1)      (125)     (1)       (72)      0
                                                       -------    ----    -------    ------    -------    ----    -------    ----
  Ending units.......................................        0      83        369       104          0     124          0      71
                                                       =======    ====    =======    ======    =======    ====    =======    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                               DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                                             --------------------------------------------------------------------
                                                              FIRST QUARTER        FEBRUARY           MARCH        SECOND QUARTER
                                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                             ----------------    -------------    -------------    --------------
                                                              2003      2002     2003     2002    2003     2002     2003     2002
                                                             ------    ------    -----    ----    -----    ----    ------    ----
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..................................  $   40    $   55    $   1    $  6    $   1    $  4    $   11    $  5
  Reinvested capital gains.................................     233         0        0       1        0       1         0       0
  Realized gain (loss).....................................     (16)        1      (31)     (2)     (31)     (1)      (14)     (9)
  Unrealized gain (loss)...................................     469      (528)      46     (41)      54     (38)      230     (37)
                                                             ------    ------    -----    ----    -----    ----    ------    ----
     Net increase (decrease) in contract owners' equity
      from operations......................................     726      (472)      16     (36)      24     (34)      227     (41)
                                                             ------    ------    -----    ----    -----    ----    ------    ----
Equity transactions:
  Contract purchase payments...............................     245        88      106     253      185     138       408     165
  Transfers from fixed & other subaccounts.................   1,243         0      249       0      168       0       798       0
  Withdrawals, surrenders & death benefit payments (note
     3)....................................................    (100)       (2)       0      (4)       0      (3)      (11)     (4)
  Transfers to fixed & other subaccounts...................    (372)        0     (672)      0     (570)      0      (293)      0
                                                             ------    ------    -----    ----    -----    ----    ------    ----
     Net equity transactions...............................   1,016        86     (317)    249     (217)    135       902     161
                                                             ------    ------    -----    ----    -----    ----    ------    ----
       Net change in contract owners' equity...............   1,742      (386)    (301)    213     (193)    101     1,129     120
                                                             ------    ------    -----    ----    -----    ----    ------    ----
Contract owners' equity:
  Beginning of period......................................   2,960     3,346      301      88      193      92       317     197
                                                             ------    ------    -----    ----    -----    ----    ------    ----
  End of period............................................  $4,702    $2,960    $   0    $301    $   0    $193    $1,446    $317
                                                             ======    ======    =====    ====    =====    ====    ======    ====
Change in units:
  Beginning units..........................................     322       314       28       7       17       7        33      18
                                                             ------    ------    -----    ----    -----    ----    ------    ----
  Units purchased..........................................     121         8       11      21       18      10        91      15
  Units redeemed...........................................      (9)        0      (39)      0      (35)      0        (1)      0
                                                             ------    ------    -----    ----    -----    ----    ------    ----
  Ending units.............................................     434       322        0      28        0      17       123      33
                                                             ======    ======    =====    ====    =====    ====    ======    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                              DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                                              -----------------------------------------------------------------
                                                                   MAY             JUNE         THIRD QUARTER        AUGUST
                                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                              -------------    -------------    --------------    -------------
                                                              2003     2002    2003     2002     2003     2002    2003     2002
                                                              -----    ----    -----    ----    ------    ----    -----    ----
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $   0    $  4    $   0    $  5    $   16    $  3    $   0    $  2
  Reinvested capital gains..................................      0       0        0       0        27       0        0       0
  Realized gain (loss)......................................    (81)     (2)     (89)     (2)      (17)     (2)     (23)     (1)
  Unrealized gain (loss)....................................     84     (46)      83     (41)      107     (26)      19      (7)
                                                              -----    ----    -----    ----    ------    ----    -----    ----
     Net increase (decrease) in contract owners' equity from
      operations............................................      3     (44)      (6)    (38)      133     (25)      (4)     (6)
                                                              -----    ----    -----    ----    ------    ----    -----    ----
Equity transactions:
  Contract purchase payments................................      0     111        0      98       465     166      (14)    144
  Transfers from fixed & other subaccounts..................    156       0      154       0       925       0      191       0
  Withdrawals, surrenders & death benefit payments (note
     3).....................................................      0      (4)       0      (3)      (13)     (6)       0      (5)
  Transfers to fixed & other subaccounts....................   (380)      0     (419)      0      (310)      0     (515)      0
                                                              -----    ----    -----    ----    ------    ----    -----    ----
     Net equity transactions................................   (224)    107     (265)     95     1,067     160     (338)    139
                                                              -----    ----    -----    ----    ------    ----    -----    ----
       Net change in contract owners' equity................   (221)     63     (271)     57     1,200     135     (342)    133
                                                              -----    ----    -----    ----    ------    ----    -----    ----
Contract owners' equity:
  Beginning of period.......................................    221     158      271     214       345     210      342     209
                                                              -----    ----    -----    ----    ------    ----    -----    ----
  End of period.............................................  $   0    $221    $   0    $271    $1,545    $345    $   0    $342
                                                              =====    ====    =====    ====    ======    ====    =====    ====
Change in units:
  Beginning units...........................................     23      14       30      20        36      19       30      18
                                                              -----    ----    -----    ----    ------    ----    -----    ----
  Units purchased...........................................      0       9        0      10       106      17       (1)     12
  Units redeemed............................................    (23)      0      (30)      0        (1)      0      (29)      0
                                                              -----    ----    -----    ----    ------    ----    -----    ----
  Ending units..............................................      0      23        0      30       141      36        0      30
                                                              =====    ====    =====    ====    ======    ====    =====    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                              DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                                              -----------------------------------------------------------------
                                                                SEPTEMBER      FOURTH QUARTER      NOVEMBER         DECEMBER
                                                               SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                              -------------    --------------    -------------    -------------
                                                              2003     2002     2003     2002    2003     2002    2003     2002
                                                              -----    ----    ------    ----    -----    ----    -----    ----
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $   0    $  3    $    9    $  3    $   1    $  2    $   0    $  2
  Reinvested capital gains..................................      0       0         4       0        0       0        0       0
  Realized gain (loss)......................................    (10)      0       (14)     (1)     (10)     (1)     (28)     (1)
  Unrealized gain (loss)....................................      6     (19)      146      (6)      23     (30)      25     (21)
                                                              -----    ----    ------    ----    -----    ----    -----    ----
     Net increase (decrease) in contract owners' equity from
      operations............................................     (4)    (16)      145      (4)      14     (29)      (3)    (20)
                                                              -----    ----    ------    ----    -----    ----    -----    ----
Equity transactions:
  Contract purchase payments................................      0     102       409     126       (1)    103        0      73
  Transfers from fixed & other subaccounts..................    126       0       595       0      136       0       39       0
  Withdrawals, surrenders & death benefit payments (note
     3).....................................................      0      (4)      (59)     (1)       0      (2)       0       0
  Transfers to fixed & other subaccounts....................   (410)      0      (150)      0     (403)      0     (192)      0
                                                              -----    ----    ------    ----    -----    ----    -----    ----
     Net equity transactions................................   (284)     98       795     125     (268)    101     (153)     73
                                                              -----    ----    ------    ----    -----    ----    -----    ----
       Net change in contract owners' equity................   (288)     82       940     121     (254)     72     (156)     53
                                                              -----    ----    ------    ----    -----    ----    -----    ----
Contract owners' equity:
  Beginning of period.......................................    288     206       368     247      254     182      156     103
                                                              -----    ----    ------    ----    -----    ----    -----    ----
  End of period.............................................  $   0    $288    $1,308    $368    $   0    $254    $   0    $156
                                                              =====    ====    ======    ====    =====    ====    =====    ====
Change in units:
  Beginning units...........................................     29      18        31      19       35      21       18       9
                                                              -----    ----    ------    ----    -----    ----    -----    ----
  Units purchased...........................................      0      12        67      12        0      15        0       9
  Units redeemed............................................    (29)     (1)       (4)      0      (35)     (1)     (18)      0
                                                              -----    ----    ------    ----    -----    ----    -----    ----
  Ending units..............................................      0      29        94      31        0      35        0      18
                                                              =====    ====    ======    ====    =====    ====    =====    ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                          JANUS ADVISER SERIES
                                       ------------------------------------------------------------------------------------------
                                                                                                                    INTERNATIONAL
                                              GROWTH              WORLDWIDE GROWTH              BALANCED               GROWTH
                                            SUBACCOUNT               SUBACCOUNT                SUBACCOUNT            SUBACCOUNT
                                       ---------------------    ---------------------    -----------------------    -------------
                                         2003        2002         2003        2002          2003         2002          2003(f)
                                       --------    ---------    --------    ---------    ----------    ---------    -------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity............  $ (6,863)   $  (4,792)   $ (3,095)   $  (4,244)   $    1,985    $   3,670       $    8
  Reinvested capital gains...........         0            0           0            0             0            0            0
  Realized gain (loss)...............   (16,484)     (44,199)    (45,937)    (106,440)       (2,118)     (23,705)          64
  Unrealized gain (loss).............   158,378      (61,441)    159,942      (27,152)      112,092      (28,112)          29
                                       --------    ---------    --------    ---------    ----------    ---------       ------
     Net increase (decrease) in
       contract owners' equity from
       operations....................   135,031     (110,432)    110,910     (137,836)      111,959      (48,147)         101
                                       --------    ---------    --------    ---------    ----------    ---------       ------
Equity transactions:
  Contract purchase payments.........   229,434      286,365     203,641      264,603       378,588      480,115            0
  Transfers from fixed & other
     subaccounts.....................     5,613       14,723      19,732       13,488        33,537       62,541          910
  Withdrawals, surrenders & death
     benefit payments (note 3).......   (28,684)     (94,906)    (38,584)    (153,681)      (68,263)    (190,124)           0
  Transfers to fixed & other
     subaccounts.....................   (41,395)     (29,244)    (47,221)     (50,183)      (41,684)     (66,583)           0
                                       --------    ---------    --------    ---------    ----------    ---------       ------
     Net equity transactions.........   164,968      176,938     137,568       74,227       302,178      285,949          910
                                       --------    ---------    --------    ---------    ----------    ---------       ------
       Net change in contract owners'
          equity.....................   299,999       66,506     248,478      (63,609)      414,137      237,802        1,011
                                       --------    ---------    --------    ---------    ----------    ---------       ------
Contract owners' equity:
  Beginning of period................   380,584      314,078     386,909      450,518       677,838      440,036            0
                                       --------    ---------    --------    ---------    ----------    ---------       ------
  End of period......................  $680,583    $ 380,584    $635,387    $ 386,909    $1,091,975    $ 677,838       $1,011
                                       ========    =========    ========    =========    ==========    =========       ======
Change in units:
  Beginning units....................    69,415       41,550      61,168       52,002        73,680       44,094            0
                                       --------    ---------    --------    ---------    ----------    ---------       ------
  Units purchased....................    39,233       46,782      34,639       36,945        43,386       56,335           89
  Units redeemed.....................   (12,007)     (18,917)    (12,925)     (27,779)      (11,546)     (26,749)           0
                                       --------    ---------    --------    ---------    ----------    ---------       ------
  Ending units.......................    96,641       69,415      82,882       61,168       105,520       73,680           89
                                       ========    =========    ========    =========    ==========    =========       ======

---------------

(f) Period from October 1, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                             STRONG VARIABLE ANNUITY FUNDS, INC.
                                                              ------------------------------------------------------------------
                                                                 OPPORTUNITY II       MULTI CAP VALUE II     MID CAP GROWTH II
                                                                   SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                              --------------------    ------------------    --------------------
                                                                2003        2002       2003       2002        2003        2002
                                                              --------    --------    -------    -------    --------    --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $ (2,767)   $   (377)   $  (32)    $  (12)    $ (1,843)   $ (1,476)
  Reinvested capital gains..................................         0       3,339         0        125            0           0
  Realized gain (loss)......................................    (2,985)     (1,952)       27         (7)      (7,948)    (52,942)
  Unrealized gain (loss)....................................    70,861     (23,649)      993       (543)      45,662       1,954
                                                              --------    --------    ------     ------     --------    --------
     Net increase (decrease) in contract owners' equity from
      operations............................................    65,109     (22,639)      988       (437)      35,871     (52,464)
                                                              --------    --------    ------     ------     --------    --------
Equity transactions:
  Contract purchase payments................................    75,932      93,555     1,013        595       58,029      64,213
  Transfers from fixed & other subaccounts..................    10,014      28,037         0      1,801       18,296      16,370
  Withdrawals, surrenders & death benefit payments (note
     3).....................................................    (8,346)     (3,429)        0       (186)      (4,068)    (38,405)
  Transfers to fixed & other subaccounts....................   (28,276)     (2,306)        0          0      (11,573)    (17,450)
                                                              --------    --------    ------     ------     --------    --------
     Net equity transactions................................    49,324     115,857     1,013      2,210       60,684      24,728
                                                              --------    --------    ------     ------     --------    --------
       Net change in contract owners' equity................   114,433      93,218     2,001      1,773       96,555     (27,736)
                                                              --------    --------    ------     ------     --------    --------
Contract owners' equity:
  Beginning of period.......................................   159,485      66,267     1,973        200       90,472     118,208
                                                              --------    --------    ------     ------     --------    --------
  End of period.............................................  $273,918    $159,485    $3,974     $1,973     $187,027    $ 90,472
                                                              ========    ========    ======     ======     ========    ========
Change in units:
  Beginning units...........................................    19,817       5,945       232         18       19,814      15,952
                                                              --------    --------    ------     ------     --------    --------
  Units purchased...........................................     6,701      14,530       110        233       13,669      15,545
  Units redeemed............................................    (1,340)       (658)        0        (19)      (2,553)    (11,683)
                                                              --------    --------    ------     ------     --------    --------
  Ending units..............................................    25,178      19,817       342        232       30,930      19,814
                                                              ========    ========    ======     ======     ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                           GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                              ----------------------------------------------------------------
                                                                GROWTH & INCOME        CORE US EQUITY        CAPITAL GROWTH
                                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                                              -------------------    ------------------    -------------------
                                                                2003       2002       2003       2002        2003       2002
                                                              --------    -------    -------    -------    --------    -------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $    182    $   648    $  (129)   $   (76)   $   (956)   $  (391)
  Reinvested capital gains..................................         0          0          0          0           0          0
  Realized gain (loss)......................................     1,878       (548)      (543)      (830)     (3,406)    (1,319)
  Unrealized gain (loss)....................................    20,883     (1,175)    10,253     (2,647)     24,439     (8,099)
                                                              --------    -------    -------    -------    --------    -------
     Net increase (decrease) in contract owners' equity from
      operations............................................    22,943     (1,075)     9,581     (3,553)     20,077     (9,809)
                                                              --------    -------    -------    -------    --------    -------
Equity transactions:
  Contract purchase payments................................    40,877     55,823     22,968     14,315      50,221     32,544
  Transfers from fixed & other subaccounts..................    27,012      6,118      3,634      2,856      82,137     33,045
  Withdrawals, surrenders & death benefit payments (note
     3).....................................................   (19,171)    (5,334)    (1,387)    (1,515)     (2,867)    (3,244)
  Transfers to fixed & other subaccounts....................    (9,688)    (5,007)    (2,594)    (3,991)    (52,499)    (8,572)
                                                              --------    -------    -------    -------    --------    -------
     Net equity transactions................................    39,030     51,600     22,621     11,665      76,992     53,773
                                                              --------    -------    -------    -------    --------    -------
       Net change in contract owners' equity................    61,973     50,525     32,202      8,112      97,069     43,964
                                                              --------    -------    -------    -------    --------    -------
Contract owners' equity:
  Beginning of period.......................................    69,922     19,397     23,888     15,776      71,232     27,268
                                                              --------    -------    -------    -------    --------    -------
  End of period.............................................  $131,895    $69,922    $56,090    $23,888    $168,301    $71,232
                                                              ========    =======    =======    =======    ========    =======
Change in units:
  Beginning units...........................................     9,051      2,196      3,664      1,864      11,143      3,185
                                                              --------    -------    -------    -------    --------    -------
  Units purchased...........................................     8,284      8,087      3,662      2,477      14,406      8,772
  Units redeemed............................................    (3,421)    (1,232)      (592)      (677)     (3,985)      (814)
                                                              --------    -------    -------    -------    --------    -------
  Ending units..............................................    13,914      9,051      6,734      3,664      21,564     11,143
                                                              ========    =======    =======    =======    ========    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                               VAN KAMPEN UNIVERSAL INSTITUTIONAL
                                                        FUNDS -- CLASS I
                                               -----------------------------------          LAZARD RETIREMENT SERIES, INC.
                                                                       CORED PLUS     -------------------------------------------
                                                 US REAL ESTATE       FIXED INCOME      EMERGING MARKET           SMALL CAP
                                                   SUBACCOUNT          SUBACCOUNT         SUBACCOUNT              SUBACCOUNT
                                               -------------------    ------------    -------------------    --------------------
                                                2003        2002        2003(f)         2003       2002        2003        2002
                                               -------    --------    ------------    --------    -------    --------    --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (334)   $    351       $   (3)      $ (1,571)   $    (2)   $ (4,633)   $ (2,551)
  Reinvested capital gains...................        0         286            0              0          0           0         941
  Realized gain (loss).......................     (817)      1,238            0          6,551         17         (71)        295
  Unrealized gain (loss).....................    6,800      (1,107)          18         52,272     (1,478)    117,064     (43,596)
                                               -------    --------       ------       --------    -------    --------    --------
     Net increase (decrease) in contract
       owners' equity from operations........    5,649         768           15         57,252     (1,463)    112,360     (44,911)
                                               -------    --------       ------       --------    -------    --------    --------
Equity transactions:
  Contract purchase payments.................   15,264       3,082          122         85,415     40,224     127,972      91,709
  Transfers from fixed & other subaccounts...   11,351      12,446        1,000         24,860     20,864      59,337     131,885
  Withdrawals, surrenders & death benefit
     payments (note 3).......................   (1,086)    (12,602)           0        (18,796)      (156)    (16,261)    (24,794)
  Transfers to fixed & other subaccounts.....   (9,033)          0            0        (22,743)      (980)    (56,094)     (8,539)
                                               -------    --------       ------       --------    -------    --------    --------
     Net equity transactions.................   16,496       2,926        1,122         68,736     59,952     114,954     190,261
                                               -------    --------       ------       --------    -------    --------    --------
       Net change in contract owners'
          equity.............................   22,145       3,694        1,137        125,988     58,489     227,314     145,350
                                               -------    --------       ------       --------    -------    --------    --------
Contract owners' equity:
  Beginning of period........................   15,446      11,752            0         64,403      5,914     266,449     121,099
                                               -------    --------       ------       --------    -------    --------    --------
  End of period..............................  $37,591    $ 15,446       $1,137       $190,391    $64,403    $493,763    $266,449
                                               =======    ========       ======       ========    =======    ========    ========
Change in units:
  Beginning units............................    1,125         838            0          7,972        711      22,276       8,224
                                               -------    --------       ------       --------    -------    --------    --------
  Units purchased............................    1,011       1,122          113         11,522      7,404      13,748      16,351
  Units redeemed.............................     (117)       (835)           0         (3,877)      (143)     (5,535)     (2,299)
                                               -------    --------       ------       --------    -------    --------    --------
  Ending units...............................    2,019       1,125          113         15,617      7,972      30,489      22,276
                                               =======    ========       ======       ========    =======    ========    ========

---------------

(f) Period from October 1, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                               ----------------------------------------------------------------------------------
                                                                                                                       VIP EQUITY
                                                   VIP MID CAP            VIP CONTRAFUND            VIP GROWTH           INCOME
                                                    SUBACCOUNT              SUBACCOUNT              SUBACCOUNT         SUBACCOUNT
                                               --------------------    --------------------    --------------------    ----------
                                                 2003        2002        2003        2002        2003        2002       2003(f)
                                               --------    --------    --------    --------    --------    --------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $ (4,897)   $ (1,353)   $ (2,539)   $   (562)   $ (2,783)   $   (903)         (85)
  Reinvested capital gains...................         0           0           0           0           0           0            0
  Realized gain (loss).......................     3,155      (1,987)      3,346        (799)      3,793     (12,164)           2
  Unrealized gain (loss).....................   159,633     (15,910)     59,719      (3,886)     62,014      (5,897)       2,764
                                               --------    --------    --------    --------    --------    --------     --------
     Net increase (decrease) in contract
       owners' equity from operations........   157,891     (19,250)     60,526      (5,247)     63,024     (18,964)       2,681
                                               --------    --------    --------    --------    --------    --------     --------
Equity transactions:
  Contract purchase payments.................   256,938     175,380     144,231      89,836     130,129     181,932        2,177
  Transfers from fixed & other subaccounts...    39,227      63,982      59,402      34,980      76,788      14,009       60,672
  Withdrawals, surrenders & death benefit
     payments (note 3).......................   (25,514)    (35,110)    (27,845)     (7,037)    (30,951)    (71,002)           0
  Transfers to fixed & other subaccounts.....    (9,555)     (9,036)     (6,426)     (5,251)    (34,614)     (5,267)     (30,000)
                                               --------    --------    --------    --------    --------    --------     --------
     Net equity transactions.................   261,096     195,216     169,362     112,528     141,352     119,672       32,849
                                               --------    --------    --------    --------    --------    --------     --------
       Net change in contract owners'
          equity.............................   418,987     175,966     229,888     107,281     204,376     100,708       35,530
                                               --------    --------    --------    --------    --------    --------     --------
Contract owners' equity:
  Beginning of period........................   227,316      51,350     115,735       8,454     128,641      27,933            0
                                               --------    --------    --------    --------    --------    --------     --------
  End of period..............................  $646,303    $227,316    $345,623    $115,735    $333,017    $128,641     $ 35,530
                                               ========    ========    ========    ========    ========    ========     ========
Change in units:
  Beginning units............................    24,125       4,838      16,282       1,061      27,296       4,076            0
                                               --------    --------    --------    --------    --------    --------     --------
  Units purchased............................    29,373      23,695      25,993      16,164      32,407      35,761        3,188
  Units redeemed.............................    (3,215)     (4,408)     (3,833)       (943)     (5,672)    (12,541)           0
                                               --------    --------    --------    --------    --------    --------     --------
  Ending units...............................    50,283      24,125      38,442      16,282      54,031      27,296        3,188
                                               ========    ========    ========    ========    ========    ========     ========

---------------

(f) Period from October 1, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                 MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                              -----------------------------------------------------------------------------------
                                                                       INVESTORS
                                                NEW DISCOVERY         GROWTH STOCK        MID CAP GROWTH         TOTAL RETURN
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              -----------------    ------------------    -----------------    -------------------
                                               2003       2002      2003       2002       2003       2002       2003       2002
                                              -------    ------    -------    -------    -------    ------    --------    -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................  $  (308)   $  (25)   $  (338)   $   (19)   $  (334)   $  (25)   $   (188)   $  (220)
  Reinvested capital gains..................        0         0          0          0          0         0           0        129
  Realized gain (loss)......................       21         2        354        (88)       749       (21)       (180)       (16)
  Unrealized gain (loss)....................    7,333       (19)     5,103       (151)     7,179        18      28,053     (2,058)
                                              -------    ------    -------    -------    -------    ------    --------    -------
     Net increase (decrease) in contract
       owners' equity from operations.......    7,046       (42)     5,119       (258)     7,594       (28)     27,685     (2,165)
                                              -------    ------    -------    -------    -------    ------    --------    -------
Equity transactions:
  Contract purchase payments................   22,133     7,166     73,306      5,440     20,513     3,745     215,875     52,505
  Transfers from fixed & other
     subaccounts............................        0         0      9,888      4,000     20,741     3,487      31,378     35,144
  Withdrawals, surrenders & death benefit
     payments (note 3)......................      (40)        0       (120)         0       (911)     (120)     (6,345)    (2,961)
  Transfers to fixed & other subaccounts....      (24)        0     (5,572)    (4,385)    (3,500)     (122)    (25,357)      (793)
                                              -------    ------    -------    -------    -------    ------    --------    -------
     Net equity transactions................   22,069     7,166     77,502      5,055     36,843     6,990     215,551     83,895
                                              -------    ------    -------    -------    -------    ------    --------    -------
       Net change in contract owners'
          equity............................   29,115     7,124     82,621      4,797     44,437     6,962     243,236     81,730
                                              -------    ------    -------    -------    -------    ------    --------    -------
Contract owners' equity:
  Beginning of period.......................    7,124         0      4,797          0      6,962         0      83,351      1,621
                                              -------    ------    -------    -------    -------    ------    --------    -------
  End of period.............................  $36,239    $7,124    $87,418    $ 4,797    $51,399    $6,962    $326,587    $83,351
                                              =======    ======    =======    =======    =======    ======    ========    =======
Change in units:
  Beginning units...........................      917         0        628          0      1,124         0       8,704        158
                                              -------    ------    -------    -------    -------    ------    --------    -------
  Units purchased...........................    2,633       917      9,110        927      5,145     1,161      22,217      8,844
  Units redeemed............................       (8)        0       (277)      (299)      (113)      (37)     (1,126)      (298)
                                              -------    ------    -------    -------    -------    ------    --------    -------
  Ending units..............................    3,542       917      9,461        628      6,156     1,124      29,795      8,704
                                              =======    ======    =======    =======    =======    ======    ========    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                                                                             PIMCO VARIABLE INSURANCE TRUST --
                                                    J.P. MORGAN SERIES TRUST II                    ADMINISTRATIVE SHARES
                                             ------------------------------------------    --------------------------------------
                                                                                              REAL         TOTAL         GLOBAL
                                                SMALL COMPANY          MID CAP VALUE         RETURN        RETURN         BOND
                                                 SUBACCOUNT             SUBACCOUNT         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                             -------------------    -------------------    ----------    ----------    ----------
                                               2003       2002        2003       2002         2003          2003          2003
                                             --------    -------    --------    -------    ----------    ----------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $   (296)   $   (39)   $ (1,407)   $  (345)    $    601      $   642            505
  Reinvested capital gains.................         0          0           0         35        2,381          608            737
  Realized gain (loss).....................       260         (4)      1,544         (9)       1,016          435             81
  Unrealized gain (loss)...................     5,015       (829)     35,549      2,241          493         (404)         4,682
                                             --------    -------    --------    -------     --------      -------       --------
     Net increase (decrease) in contract
       owners' equity from operations......     4,979       (872)     35,686      1,922        4,491        1,281          6,005
                                             --------    -------    --------    -------     --------      -------       --------
Equity transactions:
  Contract purchase payments...............    13,078      4,451      81,041     32,938      127,279       59,154        124,830
  Transfers from fixed & other
     subaccounts...........................     2,504     14,018      30,921     39,907       22,712       21,018          5,324
  Withdrawals, surrenders & death benefit
     payments (note 3).....................      (915)       (24)     (6,876)    (3,815)         (28)      (2,384)             0
  Transfers to fixed & other subaccounts...   (13,300)         0      (5,414)    (2,031)     (31,154)           0         (3,201)
                                             --------    -------    --------    -------     --------      -------       --------
     Net equity transactions...............     1,367     18,445      99,672     66,999      118,809       77,788        126,953
                                             --------    -------    --------    -------     --------      -------       --------
       Net change in contract owners'
          equity...........................     6,346     17,573     135,358     68,921      123,300       79,069        132,958
                                             --------    -------    --------    -------     --------      -------       --------
Contract owners' equity:
  Beginning of period......................    17,573          0      68,921          0            0            0              0
                                             --------    -------    --------    -------     --------      -------       --------
  End of period............................  $ 23,919    $17,573    $204,279    $68,921     $123,300      $79,069       $132,958
                                             ========    =======    ========    =======     ========      =======       ========
Change in units:
  Beginning units..........................     2,034          0       6,324          0            0            0              0
                                             --------    -------    --------    -------     --------      -------       --------
  Units purchased..........................       113      2,036       9,245      6,853       13,945        7,651         11,565
  Units redeemed...........................       (84)        (2)       (914)      (529)      (2,878)        (225)          (297)
                                             --------    -------    --------    -------     --------      -------       --------
  Ending units.............................     2,063      2,034      14,655      6,324       11,067        7,426         11,268
                                             ========    =======    ========    =======     ========      =======       ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2003 AND 2002

                                CALVERT
                               VARIABLE
                              SERIES INC.      DREYFUS                                                                   PBHG
                              -----------      VARIABLE                                       THE PRUDENTIAL           INSURANCE
                                              INVESTMENT                                     SERIES FUND, INC.        SERIES FUND
                                SOCIAL           FUND           ROYCE CAPITAL FUND       -------------------------    -----------
                                EQUITY       ------------    ------------------------                   JENNISON        TECH &
                              SUBACCOUNT     APPRECIATION    SMALL CAP     MICRO-CAP      JENNISON     20/20 FOCUS       COMM
                               (NOTE 5)       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                              -----------    ------------    ----------    ----------    ----------    -----------    -----------
                                2003(e)        2003(d)        2003(d)       2003(d)       2003(f)        2003(f)        2003(f)
                              -----------    ------------    ----------    ----------    ----------    -----------    -----------
Increase in contract owners'
  equity from operations:
  Net investment activity...   $   (933)       $    12        $  (157)      $    (90)       $ 0            $ 0           $ (1)
  Reinvested capital
     gains..................          0              0          3,096          1,374          0              0              0
  Realized gain.............      3,622             58            120            428          0              0              1
  Unrealized gain...........     15,828             54          1,156            506          1              2              3
                               --------        -------        -------       --------        ---            ---           ----
     Net increase in
       contract owners'
       equity from
       operations...........     18,517            124          4,215          2,218          1              2              3
                               --------        -------        -------       --------        ---            ---           ----
Equity transactions:
  Contract purchase
     payments...............     16,578            625         52,352         16,967         22             55            477
  Transfers from fixed &
     other subaccounts......     97,867          1,836         19,428         33,308          0              0              0
  Withdrawals, surrenders &
     death benefit payments
     (note 3)...............    (16,445)             0              0        (13,198)         0              0              0
  Transfers to fixed & other
     subaccounts............     (2,629)        (1,008)        (1,743)        (1,743)         0              0              0
                               --------        -------        -------       --------        ---            ---           ----
     Net equity
       transactions.........     95,371          1,453         70,037         35,334         22             55            477
                               --------        -------        -------       --------        ---            ---           ----
       Net change in
          contract owners'
          equity............    113,888          1,577         74,252         37,552         23             57            480
                               --------        -------        -------       --------        ---            ---           ----
Contract owners' equity:
  Beginning of period.......          0              0              0              0          0              0              0
                               --------        -------        -------       --------        ---            ---           ----
  End of period.............   $113,888        $ 1,577        $74,252       $ 37,552        $23            $57           $480
                               ========        =======        =======       ========        ===            ===           ====
Change in units:
  Beginning units...........          0              0              0              0          0              0              0
                               --------        -------        -------       --------        ---            ---           ----
  Units purchased...........     20,328            143          5,319          3,451          2              5             44
  Units redeemed............     (3,014)            (8)             0           (894)         0              0              0
                               --------        -------        -------       --------        ---            ---           ----
  Ending units..............     17,314            135          5,319          2,557          2              5             44
                               ========        =======        =======       ========        ===            ===           ====

---------------

(d) Period from May 1, 2003, date of commencement of operations.

(e) Period from May 2, 2003, date of commencement of operations.

(f) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2003

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account D (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Variable Fund LLC, Janus Adviser Series, Strong Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc., Goldman Sachs Variable Insurance Trust, Lazard Retirement Series, Inc., Fidelity Variable Insurance Products Fund Service Class 2, MFS Variable Insurance
   Trust -- Service Class , J.P. Morgan Series Trust II, PIMCO Variable Insurance Trust -- Administrative Shares , Calvert Variable Series, Inc ., Royce Capital Fund, Dreyfus Variable Investment Fund -- Service Class, The Prudential Series Fund, Inc., UBS Series Trust, and PBHG Insurance Series Fund (collectively the Funds). All the Funds, other than the Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2003. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and the Dow Target Fund LLC (Dow Fund), in which the Account invests. For these services, ONI receives fees from ON Fund and Dow Fund.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed account portions of their contracts.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value as of December 31, and the expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****
                              ---------------------   --------------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
        2003................          149,235           $19.469237     $ 2,905,483     1.35%      42.43%       0.18%
        2002................          123,529           $13.669538     $ 1,688,591     1.35%     -19.83%       0.37%
        2001................          115,133           $17.049647     $ 1,962,974     1.35%      -9.66%       0.29%
        2000................          114,667           $18.872661     $ 2,164,075     1.35%      -7.89%       0.29%
        1999................          123,655           $20.488690     $ 2,533,520     1.35%      18.27%       0.33%
   MONEY MARKET SUBACCOUNT
        2003................          103,074           $12.851243     $ 1,324,634     1.35%      -0.60%       0.73%
        2002................          113,201           $12.929045     $ 1,463,584     1.35%       0.04%       1.36%
        2001................           71,555           $12.924293     $   924,796     1.35%       2.41%       3.87%
        2000................           56,828           $12.619825     $   717,158     1.35%       4.93%       6.27%
        1999................           72,108           $12.027104     $   867,255     1.35%       3.62%       5.08%
   BOND SUBACCOUNT
        2003................           36,807           $16.631542     $   612,160     1.35%       8.99%       5.64%
        2002................           34,951           $15.259783     $   533,348     1.35%       7.21%       6.03%
        2001................           22,694           $14.233764     $   323,018     1.35%       6.97%       5.93%
        2000................           44,642           $13.306447     $   594,029     1.35%       4.45%       6.87%
        1999................           41,686           $12.739294     $   531,045     1.35%      -0.76%       6.94%
   OMNI SUBACCOUNT
        2003................          107,499           $12.090792     $ 1,299,744     1.35%      24.52%       1.79%
        2002................          101,108           $ 9.710079     $   981,763     1.35%     -23.80%       1.93%
        2001................          102,201           $12.743583     $ 1,302,410     1.35%     -14.23%       1.89%
        2000................          115,175           $14.857791     $ 1,711,242     1.35%     -15.98%       1.14%
        1999................          143,525           $17.684265     $ 2,538,131     1.35%       9.87%       2.17%
   INTERNATIONAL SUBACCOUNT
        2003................          119,596           $11.851173     $ 1,417,353     1.35%      30.83%       0.46%
        2002................          106,506           $ 9.058520     $   964,790     1.35%     -21.71%       0.27%
        2001................          107,016           $11.569981     $ 1,238,176     1.35%     -30.51%       0.00%
        2000................          102,308           $16.649143     $ 1,703,347     1.35%     -23.23%       0.00%
        1999................           96,945           $21.687535     $ 2,102,497     1.35%      65.17%       0.00%
   CAPITAL APPRECIATION SUBACCOUNT
        2003................           69,937           $23.861066     $ 1,668,763     1.35%      29.78%       0.26%
        2002................           62,081           $18.386422     $ 1,141,443     1.35%     -21.21%       0.20%
        2001................           58,461           $23.337404     $ 1,364,329     1.35%       8.23%       0.51%
        2000................           61,277           $21.562036     $ 1,321,259     1.35%      29.75%       0.73%
        1999................           77,142           $16.618131     $ 1,281,955     1.35%       5.04%       3.01%
   DISCOVERY SUBACCOUNT
        2003................           97,339           $22.683293     $ 2,207,973     1.35%      35.83%       0.00%
        2002................           90,903           $16.699319     $ 1,518,010     1.35%     -33.63%       0.00%
        2001................          103,072           $25.162584     $ 2,593,565     1.35%     -19.45%       0.00%
        2000................          112,051           $31.240246     $ 3,500,492     1.35%     -12.40%       0.00%
        1999................          109,169           $35.661694     $ 3,893,167     1.35%     103.71%       0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****
                              ---------------------   --------------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   INTERNATIONAL SMALL CO. SUBACCOUNT
        2003................           22,582           $16.878187     $   381,141     1.35%      51.87%       0.22%
        2002................           18,382           $11.113756     $   204,292     1.35%     -16.14%       0.00%
        2001................           17,022           $13.253141     $   225,600     1.35%     -30.22%       0.00%
        2000................           18,696           $18.993697     $   355,103     1.35%     -31.20%       0.00%
        1999................           14,362           $27.606603     $   396,487     1.35%     105.74%       0.00%
   AGGRESSIVE GROWTH SUBACCOUNT
        2003................           74,403           $ 6.854281     $   509,981     1.35%      29.74%       0.00%
        2002................           59,086           $ 5.283043     $   312,156     1.35%     -28.88%       0.00%
        2001................           51,052           $ 7.428111     $   379,220     1.35%     -32.73%       1.19%
        2000................           40,338           $11.041934     $   445,412     1.35%     -28.31%       0.00%
        1999................           36,760           $15.402459     $   566,190     1.35%       4.35%       0.00%
   SMALL CAP GROWTH SUBACCOUNT
        2003................           31,259           $10.194790     $   318,683     1.35%      43.41%       0.00%
        2002................           31,437           $ 7.108637     $   223,476     1.35%     -30.07%       0.00%
        2001................           31,749           $10.165257     $   322,732     1.35%     -40.31%       0.00%
        2000................           37,758           $17.030607     $   643,045     1.35%     -17.98%       0.00%
        1999................           27,196           $20.763312     $   564,687     1.35%     102.22%       0.00%
   MID CAP OPPORTUNITY SUBACCOUNT
        2003................           98,271           $18.766091     $ 1,844,166     1.35%      44.39%       0.04%
        2002................           98,055           $12.996454     $ 1,274,371     1.35%     -26.62%       0.00%
        2001................          102,074           $17.711441     $ 1,807,877     1.35%     -14.00%       1.29%
        2000................          120,285           $20.626461     $ 2,481,058     1.35%      -9.65%       0.00%
        1999................          113,970           $22.795195     $ 2,597,968     1.35%      60.09%       0.21%
   S&P 500 INDEX SUBACCOUNT
        2003................          224,376           $15.172578     $ 3,404,368     1.35%      26.14%       1.22%
        2002................          202,583           $12.028576     $ 2,436,783     1.35%     -23.66%       1.13%
        2001................          182,773           $15.756783     $ 2,879,919     1.35%     -14.49%       2.06%
        2000................          189,273           $18.426977     $ 3,487,732     1.35%     -10.85%       3.13%
        1999................          177,053           $20.669795     $ 3,659,644     1.35%      23.96%       2.54%
   SOCIAL AWARENESS SUBACCOUNT (NOTE 5)
        2002................           16,064           $ 5.308960     $    85,286     1.35%     -29.27%       0.00%
        2001................           15,174           $ 7.506050     $   113,898     1.35%     -20.85%       0.00%
        2000................           18,847           $ 9.483906     $   178,742     1.35%     -13.95%       0.00%
        1999................           19,408           $11.020767     $   213,892     1.35%      16.12%       0.46%
   BLUE CHIP SUBACCOUNT
        2003................           13,780           $ 9.688215     $   133,501     1.35%      24.90%       1.49%
        2002................            5,280           $ 7.756922     $    40,957     1.35%     -20.50%       1.09%
        2001................            1,076           $ 9.757689     $    10,500     1.35%      -5.51%       0.73%
        2000................              262           $10.326548     $     2,700     1.35%      -0.27%       0.65%
   EQUITY INCOME SUBACCOUNT (NOTE 5)
        2002................            2,505           $ 6.397083     $    16,024     1.35%     -21.93%       1.61%
        2001................              684           $ 8.194331     $     5,606     1.35%     -13.00%       1.50%
        2000................              477           $ 9.419220     $     4,496     1.35%     -13.66%       1.50%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   HIGH INCOME BOND SUBACCOUNT
        2003................           18,410           $12.047143     $   221,790     1.35%      21.15%       8.26%
        2002................            7,301           $ 9.943806     $    72,604     1.35%       2.56%      11.28%
        2001................            2,250           $ 9.695650     $    21,819     1.35%       2.88%      13.10%
        2000................            1,149           $ 9.424124     $    10,827     1.35%      -8.34%       7.17%
   CAPITAL GROWTH SUBACCOUNT
        2003................           30,908           $ 6.897135     $   213,179     1.35%      38.23%       0.00%
        2002................           21,126           $ 4.989444     $   105,408     1.35%     -42.84%       0.00%
        2001................           13,710           $ 8.728217     $   119,663     1.35%     -15.75%       0.00%
        2000................           12,119           $10.359883     $   125,557     1.35%     -26.99%       0.00%
   NASDAQ-100 INDEX SUBACCOUNT
        2003................           49,264           $ 3.617177     $   178,195     1.35%      45.89%       0.00%
        2002................           31,591           $ 2.479303     $    78,324     1.35%     -38.17%       0.00%
        2001................            4,606           $ 4.009851     $    18,470     1.35%     -33.56%       0.00%
        2000................              131           $ 6.034927     $       789     1.35%     -39.65%       0.00%       5/1/00
   BRISTOL SUBACCOUNT
        2003................              144           $10.232462     $     1,475     1.35%      30.69%       1.17%
   BRYTON GROWTH SUBACCOUNT
        2003................            1,513           $ 9.123508     $    13,801     1.35%      33.81%       0.00%
        2002................               74           $ 6.818402     $       506     1.35%     -31.82%       0.00%       5/1/02
   DOW TARGET 10 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
        2003................              750           $10.585044     $     7,939     1.35%      23.58%       3.20%
        2002................               49           $ 8.565381     $       423     1.35%     -11.94%       3.19%
        2001................               12           $ 9.726304     $       112     1.35%      -4.81%       1.56%
   FEBRUARY SUBACCOUNT
        2002................              307           $ 9.347952     $     2,871     1.35%     -11.38%       4.19%
        2001................              254           $10.547811     $     2,676     1.35%      -5.72%       2.06%
        2000................                1           $11.187746     $        12     1.35%      11.88%       3.27%       2/1/00
   MARCH SUBACCOUNT
        2002................               62           $10.109357     $       624     1.35%     -11.87%       4.78%
        2001................               24           $11.471108     $       279     1.35%      -6.24%       1.40%
        2000................               99           $12.234770     $     1,210     1.35%      22.35%       2.00%       3/1/00
   SECOND QUARTER SUBACCOUNT
        2003................              903           $12.403069     $    11,205     1.35%      26.66%       3.40%
        2002................              107           $ 9.792664     $     1,052     1.35%      -7.86%       3.88%
        2001................               73           $10.627503     $       778     1.35%      -3.41%       1.89%
        2000................               10           $11.002247     $       105     1.35%      10.02%       1.11%       4/1/00
   MAY SUBACCOUNT
        2002................               59           $10.167294     $       602     1.35%      -9.16%       3.46%
        2001................               32           $11.192028     $       354     1.35%      -2.82%       1.95%
        2000................               11           $11.517087     $       122     1.35%      15.17%       1.85%       5/1/00
   JUNE SUBACCOUNT
        2002................               70           $ 9.527080     $       668     1.35%      -8.84%       3.38%
        2001................               41           $10.451075     $       427     1.35%      -2.63%       1.83%
        2000................               25           $10.733519     $       270     1.35%       7.34%       1.62%       6/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 10 PORTFOLIOS (NOTE 5): (CONTINUED)
   THIRD QUARTER SUBACCOUNT
        2003................              431           $12.285097     $     5,293     1.35%      22.81%       3.09%
        2002................              124           $10.003218     $     1,238     1.35%      -9.74%       3.02%
        2001................               40           $11.082486     $       448     1.35%      -4.67%       1.79%
        2000................               32           $11.624799     $       374     1.35%      16.25%       0.90%       7/1/00
   AUGUST SUBACCOUNT
        2002................               94           $ 9.616858     $       905     1.35%      -8.80%       3.14%
        2001................               49           $10.545026     $       519     1.35%      -4.35%       2.08%
        2000................               33           $11.024036     $       367     1.35%      10.24%       0.57%       8/1/00
   SEPTEMBER SUBACCOUNT
        2002................               83           $ 9.058614     $       753     1.35%      -9.08%       2.95%
        2001................               56           $ 9.963690     $       556     1.35%      -5.31%       1.77%
        2000................               36           $10.522145     $       382     1.35%       5.22%       0.55%       9/1/00
   FOURTH QUARTER SUBACCOUNT
        2003................              369           $12.839764     $     4,736     1.35%      22.17%       2.90%
        2002................              104           $10.510065     $     1,090     1.35%      -6.93%       2.57%
        2001................               63           $11.293163     $       708     1.35%      -2.90%       1.74%
        2000................               36           $11.630397     $       420     1.35%      16.30%       0.25%      10/2/00
   NOVEMBER SUBACCOUNT
        2002................              124           $ 7.865168     $       972     1.35%     -14.20%       2.74%
        2001................               64           $ 9.167088     $       583     1.35%      -2.66%       1.72%
        2000................               39           $ 9.417671     $       371     1.35%      -6.66%       0.28%
   DECEMBER SUBACCOUNT
        2002................               71           $ 8.200448     $       583     1.35%     -14.74%       3.01%
        2001................               37           $ 9.617872     $       356     1.35%      -2.21%       1.32%
        2000................               34           $ 9.835583     $       331     1.35%      -1.70%       2.87%
   DOW TARGET 5 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
        2003................              434           $10.838384     $     4,702     1.35%      17.96%       2.39%
        2002................              322           $ 9.188244     $     2,960     1.35%     -13.77%       3.07%
        2001................              314           $10.655057     $     3,346     1.35%      -4.59%       1.90%
        2000................              309           $11.167155     $     3,451     1.35%      11.67%       3.16%       1/3/00
   FEBRUARY SUBACCOUNT
        2002................               28           $10.689089     $       301     1.35%      -8.72%       3.12%
        2001................                7           $11.709600     $        88     1.35%      -2.77%       2.45%
        2000................                4           $12.042671     $        43     1.35%      20.43%       3.05%       2/1/00
   MARCH SUBACCOUNT
        2002................               17           $11.424038     $       193     1.35%     -10.13%       3.83%
        2001................                7           $12.712174     $        92     1.35%      -5.87%       0.97%
        2000................                6           $13.504691     $        83     1.35%      35.05%       3.01%       3/1/00
   SECOND QUARTER SUBACCOUNT
        2003................              123           $11.799065     $     1,446     1.35%      21.61%       2.43%
        2002................               33           $ 9.702465     $       317     1.35%     -10.73%       3.12%
        2001................               18           $10.869088     $       197     1.35%     -11.83%       1.57%
        2000................                8           $12.327140     $       102     1.35%      23.27%       2.43%       4/3/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS (NOTE 5): (CONTINUED)
   MAY SUBACCOUNT
        2002................               23           $ 9.683400     $       221     1.35%     -15.36%       3.31%
        2001................               14           $11.441315     $       158     1.35%     -10.47%       2.33%
        2000................                9           $12.779101     $       114     1.35%      27.79%       2.10%       5/1/00
   JUNE SUBACCOUNT
        2002................               30           $ 9.169283     $       271     1.35%     -12.86%       3.27%
        2001................               20           $10.522635     $       214     1.35%      -9.63%       1.14%
        2000................                9           $11.643515     $       105     1.35%      16.44%       1.08%       6/1/00
   THIRD QUARTER SUBACCOUNT
        2003................              141           $10.951276     $     1,545     1.35%      13.36%       3.02%
        2002................               36           $ 9.660918     $       345     1.35%     -11.98%       2.65%
        2001................               19           $10.975399     $       210     1.35%      -6.56%       1.52%
        2000................                9           $11.746019     $       109     1.35%      17.46%       1.06%       7/3/00
   AUGUST SUBACCOUNT
        2002................               30           $11.548297     $       342     1.35%      -2.45%       2.21%
        2001................               18           $11.837787     $       209     1.35%       0.53%       2.56%
        2000................                9           $11.775902     $       100     1.35%      17.76%       1.08%       8/1/00
   SEPTEMBER SUBACCOUNT
        2002................               29           $ 9.970517     $       288     1.35%     -14.98%       2.74%
        2001................               18           $11.727811     $       206     1.35%       0.99%       1.30%
        2000................               11           $11.613288     $       123     1.35%      16.13%       0.87%       9/1/00
   FOURTH QUARTER SUBACCOUNT
        2003................               94           $13.864873     $     1,308     1.35%      17.95%       2.63%
        2002................               31           $11.754453     $       368     1.35%      -7.15%       2.59%
        2001................               19           $12.659273     $       247     1.35%       1.82%       2.19%
        2000................                7           $12.432799     $        91     1.35%      24.33%       1.15%      10/2/00
   NOVEMBER SUBACCOUNT
        2002................               35           $ 7.174692     $       254     1.35%     -16.50%       2.75%
        2001................               21           $ 8.592807     $       182     1.35%       0.90%       1.16%
        2000................                8           $ 8.516491     $        66     1.35%     -14.46%       0.58%
   DECEMBER SUBACCOUNT
        2002................               18           $ 8.850626     $       156     1.35%     -18.64%       3.08%
        2001................                9           $10.878367     $       103     1.35%       2.95%       2.32%
        2000................                5           $10.566965     $        55     1.35%       5.62%       5.24%
   JANUS ADVISER SERIES:
   GROWTH SUBACCOUNT
        2003................           96,641           $ 7.042398     $   680,583     1.35%      28.45%       0.00%
        2002................           69,415           $ 5.482775     $   380,584     1.35%     -27.47%       0.00%
        2001................           41,550           $ 7.559084     $   314,078     1.35%     -24.26%       0.00%
        2000................           26,949           $ 9.980280     $   268,959     1.35%     -14.26%       2.50%
        1999................               87           $11.639885     $     1,007     1.35%      16.40%       0.00%      11/1/99

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   JANUS ADVISER SERIES: (CONTINUED)
   WORLDWIDE SUBACCOUNT
        2003................           82,882           $ 7.666199     $   635,387     1.35%      21.20%       0.72%
        2002................           61,168           $ 6.325364     $   386,909     1.35%     -26.99%       0.36%
        2001................           52,002           $ 8.663493     $   450,518     1.35%     -22.13%       0.14%
        2000................           46,591           $11.126184     $   518,376     1.35%     -15.78%       2.68%
        1999................               39           $13.211585     $       517     1.35%      32.12%       0.00%      11/1/99
   BALANCED SUBACCOUNT
        2003................          105,520           $10.348523     $ 1,091,975     1.35%      12.49%       1.56%
        2002................           73,680           $ 9.199713     $   677,838     1.35%      -7.81%       1.96%
        2001................           44,094           $ 9.979518     $   440,036     1.35%      -6.12%       2.19%
        2000................           36,533           $10.629722     $   388,336     1.35%      -3.47%       5.88%
        1999................            2,432           $11.011548     $    26,781     1.35%      10.12%       1.41%      11/1/99
   INTERNATIONAL GROWTH SUBACCOUNT
        2003................               89           $11.325895     $     1,011     1.35%      13.26%      11.62%      10/1/03
   STRONG VARIABLE INSURANCE FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
        2003................           25,178           $10.879374     $   273,918     1.35%      35.18%       0.08%
        2002................           19,817           $ 8.047865     $   159,485     1.35%     -27.80%       0.88%
        2001................            5,945           $11.145870     $    66,267     1.35%      -4.99%       0.41%
        2000................            4,565           $11.731765     $    53,552     1.35%       5.18%       0.25%
   MULTI CAP VALUE II SUBACCOUNT
        2003................              342           $11.632173     $     3,974     1.35%      36.55%       0.13%
        2002................              232           $ 8.518375     $     1,973     1.35%     -24.18%       0.63%
        2001................               18           $11.235708     $       200     1.35%       2.73%       0.00%
        2000................              182           $10.937292     $     1,993     1.35%       6.39%       1.38%
   MID CAP GROWTH II SUBACCOUNT
        2003................           30,930           $ 6.046759     $   187,027     1.35%      32.43%       0.00%
        2002................           19,814           $ 4.566078     $    90,472     1.35%     -38.38%       0.00%
        2001................           15,952           $ 7.410085     $   118,208     1.35%     -31.70%       0.00%
        2000................           12,585           $10.849448     $   136,537     1.35%     -15.97%       0.00%
        1999................                3           $12.911573     $        40     1.35%      29.12%       0.00%      11/1/99
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
        2003................           13,914           $ 9.479323     $   131,895     1.35%      22.70%       1.52%
        2002................            9,051           $ 7.725302     $    69,922     1.35%     -12.52%       3.22%
        2001................            2,196           $ 8.831003     $    19,397     1.35%     -10.55%       0.65%
        2000................            1,035           $ 9.872837     $    10,214     1.35%      -5.95%       0.42%
   CORE US EQUITY SUBACCOUNT
        2003................            6,734           $ 8.329966     $    56,090     1.35%      27.75%       0.98%
        2002................            3,664           $ 6.520423     $    23,888     1.35%     -22.94%       0.88%
        2001................            1,864           $ 8.461111     $    15,776     1.35%     -13.12%       0.50%
        2000................            1,307           $ 9.739111     $    12,730     1.35%     -10.82%       1.01%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
     (CONTINUED)
   CAPITAL GROWTH SUBACCOUNT
        2003................           21,564           $ 7.804780     $   168,301     1.35%      22.09%       0.38%
        2002................           11,143           $ 6.392633     $    71,232     1.35%     -25.34%       0.36%
        2001................            3,185           $ 8.562417     $    27,268     1.35%     -15.61%       0.21%
        2000................            1,883           $10.146128     $    19,107     1.35%      -9.20%       0.23%
        1999................                4           $11.173846     $        40     1.35%      11.74%       0.00%      11/1/99
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS - CLASS
     I:
   US REAL ESTATE SUBACCOUNT
        2003................            2,019           $18.621058     $    37,591     1.35%      35.68%       0.00%
        2002................            1,125           $13.724066     $    15,446     1.35%      -2.11%       4.55%
        2001................              838           $14.019726     $    11,752     1.35%       8.37%       7.14%
        2000................              233           $12.936895     $     3,020     1.35%      27.55%       2.53%
   CORE PLUS FIXED INCOME SUBACCOUNT
        2003................              113           $10.062541     $     1,137     1.35%       0.63%       0.00%      10/1/03
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
        2003................           15,617           $12.191521     $   190,391     1.35%      50.90%       0.06%
        2002................            7,972           $ 8.078966     $    64,403     1.35%      -2.81%       1.34%
        2001................              711           $ 8.312779     $     5,914     1.35%      -6.35%       0.59%
        2000................              461           $ 8.876193     $     4,093     1.35%     -29.03%       0.30%
   SMALL CAP SUBACCOUNT
        2003................           30,489           $16.194743     $   493,763     1.35%      35.40%       0.00%
        2002................           22,276           $11.961101     $   266,449     1.35%     -18.77%       0.00%
        2001................            8,224           $14.725694     $   121,099     1.35%      17.04%       0.11%
        2000................              709           $12.581576     $     8,916     1.35%      19.44%       0.34%
        1999................                3           $10.533744     $        30     1.35%       5.34%       0.00%      11/1/99
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND -
     SERVICE CLASS 2:
   VIP MID CAP SUBACCOUNT
        2003................           50,283           $12.853329     $   646,303     1.35%      36.41%       0.18%
        2002................           24,125           $ 9.422471     $   227,316     1.35%     -11.22%       0.33%
        2001................            4,838           $10.613775     $    51,350     1.35%      -4.81%       0.00%
        2000................              911           $11.149859     $    10,155     1.35%      11.50%       0.49%       5/1/00
   VIP CONTRAFUND SUBACCOUNT
        2003................           38,442           $ 8.990841     $   345,623     1.35%      26.49%       0.19%
        2002................           16,282           $ 7.107965     $   115,735     1.35%     -10.81%       0.14%
        2001................            1,061           $ 7.969397     $     8,454     1.35%     -13.64%       0.45%
        2000................              317           $ 9.228340     $     2,924     1.35%      -7.72%       0.00%       5/1/00
   VIP GROWTH SUBACCOUNT
        2003................           54,031           $ 6.163398     $   333,017     1.35%      30.78%       0.08%
        2002................           27,296           $ 4.712906     $   128,641     1.35%     -31.23%       0.06%
        2001................            4,076           $ 6.852748     $    27,933     1.35%     -18.97%       0.04%
        2000................              813           $ 8.456846     $     6,877     1.35%     -15.43%       0.00%       5/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND -
     SERVICE CLASS 2: (CONTINUED)
   VIP EQUITY INCOME SUBACCOUNT
        2003................            3,188           $11.146397     $    35,530     1.35%      11.46%       0.00%      10/1/03
   MFS VARIABLE INSURANCE TRUST - SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
        2003................            3,542           $10.230959     $    36,239     1.35%      31.66%       0.00%
        2002................              917           $ 7.771036     $     7,124     1.35%     -32.71%       0.00%
   INVESTORS GROWTH STOCK SUBACCOUNT
        2003................            9,461           $ 9.239429     $    87,418     1.35%      20.97%       0.00%
        2002................              628           $ 7.637636     $     4,797     1.35%     -28.68%       0.00%
   MID CAP GROWTH SUBACCOUNT
        2003................            6,156           $ 8.349469     $    51,399     1.35%      34.79%       0.00%
        2002................            1,124           $ 6.194421     $     6,962     1.35%     -44.19%       0.00%
   TOTAL RETURN SUBACCOUNT
        2003................           29,795           $10.961278     $   326,587     1.35%      14.46%       1.23%
        2002................            8,704           $ 9.576492     $    83,351     1.35%      -6.61%       0.54%
        2001                              158           $10.254547     $     1,621     1.35%       2.55%       0.00%      11/1/01
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
        2003................            2,063           $11.594205     $    23,919     1.35%      34.17%       0.00%
        2002................            2,034           $ 8.641547     $    17,573     1.35%     -22.70%       0.02%
   MID CAP VALUE SUBACCOUNT
        2003................           14,655           $13.939328     $   204,279     1.35%      27.90%       0.31%
        2002................            6,324           $10.898536     $    68,921     1.35%      -0.53%       0.01%
   PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE
     SHARES:
   REAL RETURN SUBACCOUNT
        2003................           11,067           $11.141628     $   123,300     1.35%       7.40%       2.06%
   TOTAL RETURN SUBACCOUNT
        2003................            7,426           $10.646846     $    79,069     1.35%       3.65%       2.66%
   GLOBAL BOND SUBACCOUNT
        2003................           11,268           $11.799242     $   132,958     1.35%      12.91%       2.14%
   CALVERT VARIABLE SERIES, INC.:
   SOCIAL EQUITY SUBACCOUNT (NOTE 5)
        2003................           17,314           $ 6.577645     $   113,888     1.35%      16.76%       0.02%       5/2/03
   DREYFUS VARIABLE INVESTMENT FUND:
   APPRECIATION SUBACCOUNT
        2003................              135           $11.695305     $     1,577     1.35%      16.95%       3.98%       5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
        2003................            5,319           $13.959822     $    74,252     1.35%      39.60%       0.00%       5/1/03
   MICRO-CAP SUBACCOUNT
        2003................            2,557           $14.686946     $    37,552     1.35%      46.87%       0.00%       5/1/03
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON SUBACCOUNT
        2003................                2           $10.785777     $        23     1.35%       7.86%       0.00%      10/1/03

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   THE PRUDENTIAL SERIES FUND, INC.: (CONTINUED)
   JENNISON 20/20 FOCUS SUBACCOUNT
        2003................                5           $11.016365     $        57     1.35%      10.16%       0.00%      10/1/03
   PBHG INSURANCE SERIES FUND:
   TECHNOLOGY & COMMUNICATIONS SUBACCOUNT
        2003................               44           $10.863707     $       480     1.35%       8.64%       0.00%      10/1/03

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the 12-month period indicated or from the inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** The investment income ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

   The following table illustrates product and contract level charges:

   The following charges are basic charges assessed through the daily reduction of unit value:

ANNUAL MORTALITY AND EXPENSE RISK FEES                               1.00%
ANNUAL ADMINISTRATIVE EXPENSES                                       0.35%
  Total expenses                                                     1.35%

   The following charges are assessed through the redemption of units:

TRANSFER FEE -- per transfer
A transfer fee may be charged for each transfer of a
  participant's account values from one subaccount to
  another. The fee is charged against the subaccount from
  which the transfer is made (this fee is currently being
  waived)                                                     $    5
SALES CHARGE MADE FROM PURCHASE PAYMENTS                      No deduction
SURRENDER CHARGES
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's
  account value is made for any other reason than to make a
  plan payment to a participant. Total surrender charges in
  the Account amounted to approximately $7,813 during 2003        0% to 7%
STATE PREMIUM TAXES
For states requiring a premium tax, taxes will be deducted
  when annuity payments begin. Otherwise, they will be
  deducted from purchase payments                              0% to 2.25%

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.

(5) FUND SUBSTITUTIONS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

   Effective April 29, 2003, Subaccounts of the Dow Target Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2003

ACQUIRED PORTFOLIOS                                           ACQUIRING PORTFOLIOS
Dow Target 10 -- February Portfolio                           Dow Target 10 -- January Portfolio
Dow Target 10 -- March Portfolio

Dow Target 10 -- May Portfolio                                Dow Target 10 -- April Portfolio
Dow Target 10 -- June Portfolio

Dow Target 10 -- August Portfolio                             Dow Target 10 -- July Portfolio
Dow Target 10 -- September Portfolio

Dow Target 10 -- November Portfolio                           Dow Target 10 -- October Portfolio
Dow Target 10 -- December Portfolio

Dow Target 5 -- February Portfolio                            Dow Target 5 -- January Portfolio
Dow Target 5 -- March Portfolio

Dow Target 5 -- May Portfolio                                 Dow Target 5 -- April Portfolio
Dow Target 5 -- June Portfolio

Dow Target 5 -- August Portfolio                              Dow Target 5 -- July Portfolio
Dow Target 5 -- September Portfolio

Dow Target 5 -- November Portfolio                            Dow Target 5 -- October Portfolio
Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity portfolio.

OHIO NATIONAL VARIABLE ACCOUNT D

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account D (compromised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

OHIO NATIONAL VARIABLE ACCOUNT D
Post Office Box 371
Cincinnati, Ohio 45201

Form 1326  Rev.  2-04